Calvert Variable Products (“VP”) Portfolios

Prospectus Dated
May 1, 2016 as revised January 3, 2017

Class
Calvert VP SRI Portfolios
Calvert VP SRI Balanced Portfolio	Class F and Class I
Calvert VP SRI Mid Cap Portfolio	Single Class

Calvert VP Index Portfolios
Calvert VP S&P 500 Index Portfolio	Single Class
Calvert VP S&P MidCap 400 Index Portfolio	Class F and Class I
Calvert VP Nasdaq 100 Index Portfolio	Class F and Class I
Calvert VP Russell 2000 Small Cap Index Portfolio	Class F and Class I
Calvert VP EAFE International Index Portfolio	Class F and Class I
Calvert VP Investment Grade Bond Index Portfolio	Class F and Class I

Calvert VP Volatility Managed Portfolios
Calvert VP Volatility Managed Moderate Portfolio	Class F
Calvert VP Volatility Managed Moderate Growth Portfolio	Class F
Calvert VP Volatility Managed Growth Portfolio	Class F

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Funds and the services available to shareholders.  Please save it for reference.

Table of Contents

Portfolio Summaries	4
Calvert VP SRI Balanced Portfolio	4
Calvert VP SRI Mid Cap Portfolio	9
Calvert VP S&P 500 Index Portfolio	13
Calvert VP S&P MidCap 400 Index Portfolio	17
Calvert VP Nasdaq 100 Index Portfolio	21
Calvert VP Russell 2000 Small Cap Index Portfolio	25
Calvert VP EAFE International Index Portfolio	29
Calvert VP Investment Grade Bond Index Portfolio	33
Calvert VP Volatility Managed Moderate Portfolio	38
Calvert VP Volatility Managed Moderate Growth Portfolio	46
Calvert VP Volatility Managed Growth Portfolio	54
More Information On Investment Strategies and Risks	62
Portfolio Holdings	68
About Responsible Investing	68
Investment Selection Process	68
Shareholder Advocacy and Corporate Responsibility	69
Management of Portfolio Investments	69
About Calvert Research and Management	69
More Information about the Adviser, Sub-Adviser and Portfolio Managers	70
Advisory Fees	71
Investor Information	72
General Information about the Portfolios	72
Purchase, Exchange and Redemption of Shares	72
Additional Payments to Financial Intermediaries	73
Payments for Recordkeeping and Other Services	73
How Shares are Priced	73
Distribution and Service Fees	74
Market Timing Policy	74
Dividends and Distributions	75
Disclaimers	75
Glossary of Certain Investment Risks	77
Glossary of Certain Market Indices	79
Financial Highlights	83
Calvert VP SRI Balanced Portfolio	83
Calvert VP SRI Mid Cap Portfolio	85
Calvert VP S&P 500 Index Portfolio	86
Calvert VP S&P MidCap 400 Index Portfolio	87

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP Nasdaq 100 Index Portfolio	89
Calvert VP Russell 2000 Small Cap Index Portfolio	91
Calvert VP EAFE International Index Portfolio	93
Calvert VP Investment Grade Bond Index Portfolio	95
Calvert VP Volatility Managed Moderate Portfolio	97
Calvert VP Volatility Managed Moderate Growth Portfolio	98
Calvert VP Volatility Managed Growth Portfolio	99
Appendix: The Calvert Principles for Responsible Investment	100

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Fund Summaries

Calvert VP SRI Balanced Portfolio

Investment Objective

The Portfolio seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class I	Class F
Management fees(1)	0.53%	0.53%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.17%	0.81%
Total annual fund operating expenses	0.70%	1.59%
Less fee waiver and/or expense reimbursement(2)	0.00%	(0.49)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.70%	1.10%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.10% for Class F shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I shares	$72	$224	$390	$871
Class F shares	$112	$454	$819	$1,848

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the fiscal year ended December 31, 2015, the Portfolio’s portfolio turnover rate was 90% of its portfolio’s average value.

Principal Investment Strategies

The Portfolio typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)) and other asset-backed securities (“ABS”). The Portfolio

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Portfolio may invest up to 25% of its net assets in foreign securities and may also invest in unrated debt securities.  The Portfolio may also invest in publicly-traded real estate investment trusts.

An investment grade debt security is rated BBB- or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated debt security determined by the Adviser to be of comparable credit quality.

The Portfolio invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Adviser monitors the Portfolio’s allocation and may rebalance or reallocate the Portfolio’s assets based on its view of economic and market factors and events.  The equity portion of the Portfolio is primarily a large cap U.S. portfolio, although the Portfolio may also invest in foreign stocks and small- and mid-cap stocks. Stocks are selected primarily on the basis of fundamental research, utilizing the information provided by, and the expertise of, the Adviser’s research staff and consideration of the responsible investing criteria described below.  The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

Investment decisions for the fixed-income portion of the Portfolio are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investing criteria described below. Management of the Portfolio involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. The Portfolio manages duration and any hedging of interest rate risk in the fixed-income portion of the Portfolio through the purchase and sale of U.S. Treasury securities and related futures contracts.

Incidental to its main investment strategy, the Portfolio may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result. There is a risk that the Adviser may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Portfolio holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Portfolio will receive payments of principal may be substantially limited.

Below-Investment Grade Debt Securities Risk. Investments in below-investment grade debt securities (commonly known as “junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality by the Investment Adviser. When the Portfolio purchases unrated securities it will depend on the Investment Adviser’s analysis of credit risk without the assessment of an NRSRO.

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Active Trading Strategy Risk. The fixed-income portion of the Portfolio employs an active style that seeks to position the Portfolio with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%) and may translate to higher transaction costs.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Portfolio may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Portfolio’s exposure to certain sectors or types of investments, and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s ESG performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Portfolio to temporarily hold investments that do not comply with the Portfolio’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Portfolio’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The table below shows the Balanced Composite because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns. The Balanced Composite Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index. Returns of the fixed-income component prior to November 1, 2015 reflect the performance of the Bloomberg Barclays U.S. Credit Index.

Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on October 18, 2013 is that of the Portfolio’s Class I shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees.  Investors cannot invest directly in an Index.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2015, the highest quarterly total return was 12.29% for the quarter ended September 30, 2009 and the lowest quarterly return was -19.63% for the quarter ended December 31, 2008.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Average Annual Total Returns as of December 31, 2015 (with maximum sales charge deducted, if any)	One Year	Five Years	Ten Years
Class I	-2.19%	7.89%	4.65%
Class F	-2.51%	7.73%	4.58%
Russell 1000 Index (reflects no deduction for fees or expenses)	0.92%	12.44%	7.40%
Balanced Composite Benchmark (reflects no deduction for fees or expenses)	0.75%	9.59%	7.19%

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Portfolio Managers.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since November 2015;

Brian S. Ellis, CFA, Vice President of CRM, has managed the Fund since November 2015;

Christopher Madden, CFA, Vice President of CRM, has managed the Fund since November 2015;

Jade Huang, Vice President of CRM, has managed the Fund since November 2015; and

Charles B. Gaffney, Vice President of CRM, has managed the Fund since December 31, 2016.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP SRI Mid Cap Portfolio

Investment Objective

The Portfolio seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees(1)	0.77%
Other expenses	0.20%
Total annual fund operating expenses(2)	0.97%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.99%  for Portfolio shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Portfolio Shares	$99	$309	$536	$1,190

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the fiscal year ended December 31, 2015, the Portfolio’s portfolio turnover rate was 94% of its portfolio’s average value.

Principal Investment Strategies

The Portfolio normally invests at least 80% of its net assets, including borrowings for investment purposes, in the common stocks of mid-cap companies. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Portfolio defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Index at the time of investment. As of December 31, 2015, the market capitalization of the Russell Midcap Index companies ranged from $386 million to $30.5 billion with a weighted average level of $12.2 billion.  Although primarily investing in mid-cap U.S. companies, the Portfolio may also invest in small-cap companies.  The Portfolio may invest in publicly-traded real estate investment trusts.

The Portfolio may also invest up to 25% of its net assets in foreign securities.

The Adviser selects securities primarily on the basis of fundamental research, and consideration of the responsible investing criteria described below.  The portfolio managers utilize the information provided by, and the expertise of, the Adviser’s research

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

staff in making investment decisions. In selecting securities, the portfolio managers seek companies that have sustainable earnings and cash flow, a strong and durable financial profile, secular and cyclical growth prospects, and the ability to maintain a competitive position within its industry. In addition, the portfolio managers employ a portfolio construction process that seeks to manage investment risk. This process includes the use of portfolio optimization tools (quantitative tools that help track the portfolio’s fundamental characteristics such as its volatility, valuation and growth rate relative to the benchmark) and risk management techniques to assist in portfolio construction and monitoring and maintaining issuer and industry diversification among portfolio holdings. The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Stock Risk. Value stocks may perform differently from the market as a whole, which may not recognize a stock's intrinsic value for an unexpectedly long time. In addition, there is a risk that the portfolio manager's calculation of the stock's underlying value will not be reflected in the market price.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Portfolio may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Portfolio’s exposure to certain sectors or types of investments, and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s ESG performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Portfolio to temporarily hold investments that do not comply with the Portfolio’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Portfolio’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2015, the highest quarterly total return for Class A was 17.55% for the quarter ended December 31, 2010 and the lowest quarterly return was -25.51% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2015 (with a maximum sales charge deducted, if any)	One Year	Five Years	Ten Years
Portfolio Shares	-3.28%	10.16%	7.61%
Russell Midcap Growth Index (reflects no deduction for fees or expenses)	-0.20%	11.54%	8.16%

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Portfolio Managers.

Charles B. Gaffney, Vice President of CRM, has managed the Fund since December 31, 2016;

Christopher Madden, CFA, Vice President of CRM, has managed the Fund since June 2016; and

Jade Huang, Vice President of CRM, has managed the fund since June 2016.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP S&P 500 Index Portfolio

Investment Objective

The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees(1)	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.11%
Total annual fund operating expenses	0.41%
Less fee waiver and/or expense reimbursement(2)	(0.13)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.28%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.28%.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Portfolio Shares	$29	$119	$217	$505

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the fiscal year ended December 31, 2015, the Portfolio’s portfolio turnover rate was 4% of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to substantially replicate the total return of the securities composing the S&P 500 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The S&P 500 Index is an unmanaged index comprising common stocks of 500 large capitalization U.S. companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the U.S.  As of December 31, 2015, the market capitalization of the S&P 500 Index companies ranged from $1.8 billion to $583.6 billion with a weighted average level

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

of $138.7 billion. The S&P 500 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.

The Portfolio will invest primarily in common stocks of the companies that compose the S&P 500 Index. The Portfolio may also invest in Standard & Poor’s Depositary Receipts® (“SPDRs®”) or other investment companies that provide exposure to the S&P 500 Index. SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the S&P 500 Index. Derivatives, such as options, futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to the stocks represented in the S&P 500 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index.

Although the Sub-Adviser will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the S&P 500 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investments in Other Investment Companies Risk. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

General Fund Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2015, the highest quarterly total return for Class A was 15.85% for the quarter ended June 30, 2009 and the lowest quarterly return was -21.91% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2015 (with a maximum sales charge deducted, if any)	One Year	Five Years	Ten Years
Portfolio Shares	0.98%	12.12%	6.94%
S&P 500 Index (reflects no deduction for fees or expenses)	1.38%	12.57%	7.31%

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP” or the “Sub-Adviser”).

Portfolio Manager. Kevin L. Keene, CFA, Portfolio Manager of AIP, has managed the Fund since November 2008.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP S&P MidCap 400 Index Portfolio

Investment Objective

The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class I	Class F
Management fees(1)	0.32%	0.32%
Distribution and service (12b-1) fees	None	0.20%
Other expenses	0.14%	0.17%
Total annual fund operating expenses	0.46%	0.69%
Less fee waiver and/or expense reimbursement(2)	(0.16)%	(0.14)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.30%	0.55%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.30% for Class I shares and 0.55% for Class F shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%.  CRM has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I shares	$31	$131	$242	$564
Class F shares	$56	$207	$370	$845

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the fiscal year ended December 31, 2015, the Portfolio’s portfolio turnover rate was 13% of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to substantially replicate the total return of the securities composing the S&P MidCap 400 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The S&P MidCap 400 Index is an unmanaged index comprising common stocks of 400 mid-sized U.S. companies. As of December 31, 2015, the market capitalization of the S&P MidCap 400 Index companies ranged from $662 million to $12.6 billion with a weighted average level

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

of $5.0 billion. The S&P MidCap 400 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.

The Portfolio will invest primarily in common stocks of the companies that compose the S&P MidCap 400 Index. The Portfolio may also invest in Standard & Poor’s MidCap Depositary Receipts® (“MidCap SPDRs®”) or other investment companies that provide exposure to the S&P MidCap 400 Index. MidCap SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the S&P MidCap 400 Index. Derivatives, such as options, futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Sub-Adviser will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the S&P MidCap 400 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

General Fund Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on October 1, 2007 is that of the Portfolio’s Class I shares, adjusted to account for the different expense characteristics of the Class F shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees. Investors cannot invest directly in an Index.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2015, the highest quarterly total return was 19.74% for the quarter ended September 30, 2009 and the lowest quarterly return was -25.93% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2015 (with a maximum sales charge deducted, if any)	One Year	Five Years	Ten Years
Class I	-2.68%	10.12%	7.59%
Class F	-2.90%	9.85%	7.35%
S&P MidCap 400 Index (reflects no deduction for fees or expenses)	-2.18%	10.68%	8.18%

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP” or the “Sub-Adviser”).

Portfolio Manager.  Kevin L. Keene, CFA, Portfolio Manager of AIP, has managed the Fund since November 2008.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP Nasdaq 100 Index Portfolio

Investment Objective

The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class I	Class F
Management fees(1)	0.42%	0.42%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.17%	0.17%
Total annual fund operating expenses	0.59%	0.84%
Less fee waiver and/or expense reimbursement(2)	(0.11)%	(0.11)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.48%	0.73%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.48% for Class I shares and 0.73% for Class F shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I shares	$49	$178	$318	$727
Class F shares	$75	$257	$455	$1,027

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the fiscal year ended December 31, 2015, the Portfolio’s portfolio turnover rate was 8% of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to substantially replicate the total return of the securities composing the NASDAQ-100 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The NASDAQ-100 Index is an unmanaged index comprising common stocks of the 100 largest domestic and international non-financial companies on the broader NASDAQ Composite Index based on market capitalization. As of December 31, 2015, the market capitalization of the NASDAQ-100 Index companies ranged from $7.7 billion to $583.6 billion with a weighted average level of $218.9 billion.  The

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

NASDAQ-100 Index is modified capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than a company whose securities have a smaller market capitalization.

The Portfolio will invest primarily in common stocks of the companies that compose the NASDAQ-100 Index. The Portfolio may also invest in PowerShares QQQ or other investment companies that provide the same exposure to the NASDAQ-100 Index. PowerShares QQQ are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the NASDAQ-100 Index. Derivatives, such as NASDAQ-100 Index options and futures, and options on such futures, may also be held by the Portfolio incidental to its main investment strategy in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to the stocks represented in the NASDAQ-100 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Sub-Adviser will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the NASDAQ-100 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

The Portfolio is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Portfolio may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single security may have greater impact on the Portfolio than on a diversified fund.

Concentration Risk. A downturn in the industries represented in the NASDAQ-100 Index would impact the Portfolio more than a portfolio that does not concentrate in these industries. By focusing on specific sectors or industries, the Portfolio may be more volatile than a typical mutual fund.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

General Fund Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on October 30, 2015, is that of the Portfolio’s Class I shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees. Investors cannot invest directly in an Index.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2015, the highest quarterly total return was 21.07% for the quarter ended March 31, 2012 and the lowest quarterly return was -23.94% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2015 (with a maximum sales charge deducted, if any)	One Year	Five Years	Ten Years
Class I	9.07%	16.37%	11.15%
Class F	9.02%	16.35%	11.14%
NASDAQ 100 Index (reflects no deduction for fees or expenses)	9.75%	17.09%	11.82%

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP” or the “Sub-Adviser”).

Portfolio Manager.  Kevin L. Keene, CFA, Portfolio Manager of AIP, has managed the Fund since November 2008.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP Russell 2000 Small Cap Index Portfolio

Investment Objective

The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class I	Class F
Management fees(1)	0.37%	0.37%
Distribution and service (12b-1) fees	None	0.20%
Other expenses	0.34%	0.36%
Total annual fund operating expenses	0.71%	0.93%
Less fee waiver and/or expense reimbursement(2)	(0.33)%	(0.30)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.38%	0.63%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

 Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.38%  for Class I shares and 0.63% for Class F shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I shares	$39	$194	$362	$851
Class F shares	$64	$266	$485	$1,116

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the fiscal year ended December 31, 2015, the Portfolio’s portfolio turnover rate was 14% of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to substantially replicate the total return of the securities composing the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The Russell 2000 Index is an unmanaged index comprising common stocks of approximately 2000 smaller U.S. companies that aims to include approximately 10% of the total market capitalization of the broader Russell 3000 Index. As of December 31, 2015, the market capitalization of the Russell 2000 Index companies ranged from $15 million to $5.9 billion with a weighted average level of $1.9 billion. The

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Russell 2000 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies whose securities have smaller market capitalizations.

The Portfolio will invest primarily in common stocks of the companies that compose the Russell 2000 Index. The Portfolio may also invest in Russell 2000 iShares® or other investment companies that provide the same exposure to the Russell 2000 Index. Russell 2000 iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the Russell 2000 Index. Derivatives such as Russell 2000 Index options and futures, and options on such futures (or S&P MidCap 400 or S&P 500 Index options and futures, and options on such futures, if, in the opinion of the Adviser or Sub-Adviser, it is not practical to invest in Russell 2000 index options or futures, or options on such futures, at a particular time due to liquidity or price considerations), may also be held by the Portfolio incidental to its main investment strategy in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Sub-Adviser will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the Russell 2000 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

General Fund Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

compares the Portfolio’s performance over time with that of a benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on October 4, 2005 is that of the Portfolio’s Class I shares, adjusted to account for the different expense characteristics of the Class F shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees.  Investors cannot invest directly in an Index.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2015, the highest quarterly total return was 20.65% for the quarter ended June 30, 2009 and the lowest quarterly return was -26.18% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2015 (with a maximum sales charge deducted, if any)	One Year	Five Years	Ten Years
Class I	-5.19%	8.39%	6.10%
Class F	-5.40%	8.16%	5.88%
Russell 2000 Index (reflects no deduction for fees or expenses)	-4.41%	9.19%	6.80%

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP” or the “Sub-Adviser”).

Portfolio Manager. Kevin L. Keene, CFA, Portfolio Manager of AIP, has managed the Fund since November 2008.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP EAFE International Index Portfolio

Investment Objective

The Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index (“MSCI EAFE Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class I	Class F
Management fees(1)	0.42%	0.42%
Distribution and service (12b-1) fees	None	0.20%
Acquired fund fees and expenses	0.01%	0.01%
Other expenses	0.29%	0.38%
Total annual fund operating expenses	0.72%	1.01%
Less fee waiver and/or expense reimbursement(2)	(0.23)%	(0.27)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.49%	0.74%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.48%  for Class I shares and 0.73% for Class F shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I shares	$50	$207	$378	$873
Class F shares	$76	$295	$532	$1,212

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the fiscal year ended December 31, 2015, the Portfolio’s portfolio turnover rate was 10% of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to substantially replicate the total return of the securities composing the MSCI EAFE Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The MSCI EAFE Index is a widely accepted benchmark of international stock performance that emphasizes the stocks of companies in major markets in Europe,

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Australia and Asia (including the Far East). As of December 31, 2015, the market capitalization of the MSCI EAFE Index companies ranged from $54 million to $237.5 billion with a weighted average level of $48.6 billion. The MSCI EAFE Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.

The Portfolio will invest primarily in common stocks of the companies that compose the MSCI EAFE Index. The Portfolio may also invest in EAFE iShares® or other investment companies that provide the same exposure to the MSCI EAFE Index. EAFE iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the MSCI EAFE Index. Derivatives such as options and futures, and options on such futures, that provide exposure to the stocks in the MSCI EAFE Index may also be held by the Portfolio incidental to its main investment strategy. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. The investments described in this paragraph are considered to have economic characteristics that are the same as those in the MSCI EAFE Index. The Portfolio may also add new investments in the future that it believes provide effective economic exposure to the MSCI EAFE Index.

The Portfolio may not hold investments in common stocks of all of the companies in the MSCI EAFE Index. In that case, the Portfolio will typically choose to hold all of the stocks that make up the largest portion of the MSCI EAFE Index’s market capitalization value in approximately the same proportion as the Index. When choosing the smaller market capitalization stocks in the MSCI EAFE Index, the Portfolio will attempt to select a sampling of stocks that will match the industry and risk characteristics of these companies without buying all of those stocks. This approach attempts to maximize liquidity while minimizing costs. At such time as the Adviser believes the Portfolio has achieved sufficient size, the Adviser may attempt to fully replicate the Index. Full replication would be achieved when the Portfolio holds all of the securities in the Index in, as nearly as practicable, identical weightings as the Index.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments (described above) with economic characteristics similar to the stocks represented in the MSCI EAFE Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio generally will sell securities that the Index manager removes from the Index. Although the Adviser will attempt to invest as much of the Portfolio’s assets as is practical in stocks included among the MSCI EAFE Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

The Portfolio may invest in American Depositary Receipts (“ADRs”) which may be sponsored or unsponsored.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself.  The use of foreign currency and foreign currency derivatives may also prevent the Portfolio from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Portfolio’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

General Fund Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on December 17, 2007 is that of the Portfolio’s Class I shares, adjusted to account for the different expense characteristics of the Class F shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees.  Investors cannot invest directly in an Index.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2015, the highest quarterly total return was 24.67% for the quarter ended June 30, 2009 and the lowest quarterly return was -20.13% for the quarter ended September 30, 2011.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Average Annual Total Returns as of December 31, 2015 (with a maximum sales charge deducted, if any)	One Year	Five Years	Ten Years
Class I	-1.61%	2.62%	2.10%
Class F	-1.84%	2.40%	1.87%
MSCI EAFE Index (reflects no deduction for fees or expenses)	-0.81%	3.60%	3.03%

Portfolio Management

Investment Adviser. Effective December 31, 2016. Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Portfolio Manager. Thomas Seto, Vice President of CRM, has managed the Fund since December 31, 2016.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP Investment Grade Bond Index Portfolio

Investment Objective

The Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Barclays Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class I	Class F
Management fees(1)	0.32%	0.32%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.12%	0.13%
Total annual fund operating expenses	0.44%	0.70%
Less fee waiver and/or expense reimbursement(2)	(0.12)%	(0.13)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.32%	0.57%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.32%  for Class I shares and 0.57% for Class F shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I shares	$33	$129	$234	$543
Class F shares	$58	$211	$377	$858

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the fiscal year ended December 31, 2015, the Portfolio’s portfolio turnover rate was 6% of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to substantially replicate the total return of the securities composing the Bloomberg Barclays Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The Bloomberg Barclays Index is an unmanaged index of 9,720 U.S. Treasury, government-related and investment grade corporate and securitized fixed-income securities with a total market value of $18 trillion as of December 31, 2015. The Bloomberg Barclays Index is primarily composed of:

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

•

Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and

•

Publicly-traded or 144A corporate and securitized fixed-income securities that either have a rating of BBB- or higher from Standard & Poor’s Ratings Services or Baa3 or higher from Moody’s Investors Service, Inc., or an equivalent rating from another nationally recognized statistical rating organization (“NRSRO”), or are expected to be rated at that level based on the actual ratings of the issuer’s other “index-eligible” fixed-income securities.

Certain securities, such as floating-rate issues, bonds with equity-type features, private placements, inflation-linked bonds, and SEC Rule 144A securities without registration rights, among others, are excluded from the Bloomberg Barclays Index. As of December 31, 2015, the weighted average maturity of the securities in the Bloomberg Barclays Index was 7.94 years, the weighted average coupon was 3.18% and the weighted average modified duration was 5.68 years. The Bloomberg Barclays Index includes all “index-eligible” securities that meet minimum par amounts outstanding.

The Portfolio will invest primarily in fixed-income securities that compose the Bloomberg Barclays Index and unrated fixed-income securities with a credit quality, as determined by the Adviser or Sub-Adviser, that is comparable to the securities that compose the Bloomberg Barclays Index. The Portfolio may also invest in Bloomberg Barclays Capital iShares® or other investment companies that provide the same exposure to the Bloomberg Barclays Index or its component indices. Bloomberg Barclays Capital iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the securities that compose the Bloomberg Barclays Index. Derivatives such as options and futures, and options on futures, may also be held by the Portfolio incidental to its main investment strategy in an attempt to replicate the total return performance of the Bloomberg Barclays index. The Portfolio may also write covered call options on U.S. Treasury securities and options on futures contracts for such securities.

The Portfolio will not purchase bonds that are rated below investment grade, which are commonly known as junk bonds, as assessed at the time of purchase. However, if a bond held in the Portfolio is downgraded to a rating below investment grade, the Portfolio may continue to hold the security until such time as the Sub-Adviser deems it most advantageous to dispose of the security.  An investment grade debt security is rated BBB- or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated debt security determined by the Adviser to be of comparable credit quality.

The Portfolio will not directly purchase common stocks. However, it may retain up to 5% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to the fixed-income securities represented in the Bloomberg Barclays Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Sub-Adviser will attempt to invest and maintain as much of the Portfolio’s assets as is practical in fixed-income securities included among the Bloomberg Barclays Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation (“CMO”) and Structured Asset-Backed Securities (“ABS”) Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Portfolio holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Portfolio will receive payments of principal may be substantially limited.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality by the Investment Adviser or Sub-Adviser. When the Portfolio purchases unrated securities it will depend on the Investment Adviser’s and/or Sub-Adviser’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

General Fund Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on October 30, 2015, is that of the Portfolio’s Class I shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees. Investors cannot invest directly in an Index.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the ten years ended December 31, 2015, the highest quarterly total return was 4.80% for the quarter ended December 31, 2008 and the lowest quarterly return was -2.75% for the quarter ended June 30, 2013.

Average Annual Total Returns as of December 31, 2015 (with a maximum sales charge deducted, if any)	One Year	Five Years	Ten Years
Class I	0.04%	3.00%	4.35%
Class F	-0.01%	2.99%	4.37%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.55%	3.25%	4.52%

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP”).

Portfolio Manager.  Tina J. Udell, CFA, Vice President and Managing Director of AIP, has managed the Fund since April 2014.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP Volatility Managed Moderate Portfolio

Investment Objective

The Portfolio pursues current income and modest growth potential consistent with the preservation of capital, while seeking to manage overall portfolio volatility.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class F
Management fees(1)	0.54%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.11%
Acquired fund fees and expenses	0.08%
Total annual fund operating expenses	0.98%
Less fee waiver and/or expense reimbursement(2)	(0.07)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.91%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.83%.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class F shares	$93	$303	$533	$1,193

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the fiscal year ended December 31, 2015, the Portfolio’s portfolio turnover rate was 21% of its portfolio’s average value.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Portfolio that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index, and which generally invests in a broad sample of the securities comprising the particular index. ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Portfolio seeks to achieve its

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility. Ameritas Investment Partners, Inc. (“AIP”), one of the Portfolio’s sub-advisers, is responsible for selecting the ETFs in which the Portfolio invests. Milliman Financial Risk Management LLC (“Milliman”), the Portfolio’s other sub-adviser, is responsible for executing the Portfolio’s volatility management strategy described below.

The Portfolio invests in ETFs and trades futures contracts that provide exposure to a variety of indices, including but not limited to those shown below, and varies its exposure based on market conditions:

U.S Equity Indices and Related Components

•

NASDAQ 100 Index

•

Standard & Poor’s (“S&P”) 500 Index

•

S&P 500 Growth Index

•

S&P 500 Value Index

•

S&P MidCap 400 Index

•

S&P MidCap 400 Growth Index

•

S&P MidCap 400 Value Index

•

Russell 2000 Index

•

MSCI U.S. REIT Index

•

S&P North American Natural Resources Sector Index

International Equity Indices and Related Components

•

MSCI EAFE Index

•

FTSE Emerging Index

•

FTSE Developed ex North America Index

•

FTSE Global All Cap ex U.S. Index

Fixed Income Indices and Related Components

•

Bloomberg Barclays U.S. Aggregate Bond Index

•

Bloomberg Barclays U.S. Aggregate Float Adjusted Index

•

Bloomberg Barclays U.S. Treasury 20+ Year Index

•

Bloomberg Barclays U.S. Treasury 7-10 Year Index

•

Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index

•

Bloomberg Barclays U.S. Credit 5-10 Year Index

•

Bloomberg Barclays U.S. Intermediate Credit Index

•

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index

•

Bloomberg Barclays U.S. Mortgage-Backed Securities Index

•

Bloomberg Barclays High Yield Very Liquid Index

•

iBoxx USD Liquid Investment Grade Index

•

Deutsche Bank Emerging Market USD Liquid Balanced Index

AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics between the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Portfolio’s ETF investments representing U.S. and international equity indices and fixed income indices will typically range above and below the targeted asset allocation for each such asset class as shown in the chart below.  The targeted asset allocations shown in the chart do not sum to 100% because the Portfolio's composite benchmark includes a cash allocation.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	48%	25-65%
Fixed Income Indices (“Fixed Income ETFs”)	48%	40-70%

AIP may reallocate net assets among the various ETFs as market conditions warrant and may allocate portions of the Portfolio to ETFs that track equity and fixed income indices other than those listed above.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers whose fundamentals appeal to growth and value-oriented investors, as well as indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).

In its selection of investments for the Portfolio, AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance. These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued.

The Portfolio may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Portfolio needs to be rebalanced, or there is better opportunity elsewhere.

The Portfolio’s other sub-adviser, Milliman, is responsible for executing the volatility management strategy. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Changes in the level of market volatility may result in rapid and dramatic price swings. Milliman seeks to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market declines, while providing opportunity for growth during periods when markets are appreciating. The Portfolio generally targets an annualized return volatility level of 8%. While Milliman attempts to manage the Portfolio’s volatility to this target, over any particular time horizon the Portfolio may experience return volatility that is higher or lower than its target return volatility.

The volatility management strategy is implemented by entering into futures contracts based on one or more stock market indices, although it is possible that other derivative instruments will be used in the future to implement the strategy. An index future is a contract to buy or sell the cash value of a specific market index at a specified price by a specified date. Milliman implements the volatility management strategy primarily through futures positions in an attempt to hedge against changes in market volatility and declines in the value of the Portfolio’s investments in ETFs. Milliman seeks to stabilize volatility in the Portfolio over time at the target level by continuously monitoring and forecasting volatility in the markets utilizing a proprietary model, and adjusting the Portfolio’s futures positions in response to specific changes in the market and the Portfolio. To the extent that the volatility management strategy realizes gains, the Portfolio may use these gains to further invest in ETFs in an effort to increase long-term returns.

Futures contracts may involve the use of leverage. Amounts referred to as margin are posted to establish and maintain a position in a futures contract, but gains and losses on each futures contract are calculated based on the notional value of the futures contract, which is much larger than the margin. The notional value represents the economic exposure provided by each futures contract. Accordingly, the notional value of the Portfolio’s short futures positions will generally not exceed 65% of its net assets, which is the Portfolio’s maximum exposure to Equity ETFs. Similarly, the notional value of the Portfolio’s long futures positions will generally not exceed 10% of its net assets, which is an approximation of the portion of Portfolio’s net assets that will be allocated to the implementation of the volatility management strategy.

The Portfolio may, without limitation, invest in lower risk assets such as cash or short-term fixed-income securities instead of riskier assets such as equity and fixed-income ETFs and derivatives. The Fund also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective.

Principal Risks

Asset Allocation Risk. AIP’s selection of ETFs and the allocation of Portfolio assets to those ETFs may cause the Portfolio to underperform.

Management Risk. Individual investments of an ETF may not perform as expected, and the ETF’s portfolio management practices may not achieve the desired result. In addition, the volatility management strategy may not achieve its desired results.

Volatility Management Strategy Risk. Although the volatility management strategy seeks competitive investment returns with more consistent volatility of returns over time, the attainment and maintenance of the more consistent volatility does not ensure that the Portfolio will deliver competitive returns.  The volatility management strategy may dampen the Portfolio’s downside risk over time, but may also cause the Portfolio’s investment returns to lag behind those of its benchmark, especially during a rising equity market, and this underperformance could be significant.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Portfolio with ETFs and derivatives that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), and may translate to higher transaction costs.

Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying ETFs, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying ETFs may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.  Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Natural Resources Risk. Natural resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural production, disease, pestilence, technological developments, changes in interest rates, and domestic and foreign political and economic events and policies, including trade, fiscal, monetary and currency exchange policies. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

Real Estate Investing Risk.  Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

Fixed-Income Investments. The Portfolio shares the principal risks of fixed-income securities held by the underlying ETFs, including the key risks below.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Lower Rated Investment Risk. Investments rated below investment grade and comparable unrated investments (“junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Money Market Investments. The Portfolio shares the principal risks of money market securities held by the underlying ETFs, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Volatility Management. The Portfolio shares the principal risks associated with its volatility management strategy, including the key risks below.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Portfolio's returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Model Risk. The volatility management models may not accurately represent risk and projected performance, in which case performance may deviate from expectations. For example, market environments during which the stock market trends generally higher often experience low volatility, but the Portfolio may underperform in those market environments if the volatility management models forecast higher volatility. Conversely, market environments during which the stock market experiences sudden and sharp declines often experience high volatility, but the Portfolio may underperform in those market environments if the models forecast lower volatility.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Basis Risk. There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, changes in futures contract prices may not track those of the underlying securities or indexes they are intended to. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures position not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading.

Hedging Risk.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the Portfolio’s investment in exchange-traded futures and their resulting costs could limit the Portfolio’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general. In addition, there may be deviations between the derivatives used in the volatility management strategy and the elements of risk those derivatives are meant to manage. For example, a portion of the annualized return volatility that the Portfolio will experience will arise from the Portfolio’s holdings of ETFs that invest in fixed-income securities; however, Milliman intends to use stock index futures contracts to implement the volatility management strategy. Accordingly, the volatility management strategy may not achieve its objective during periods when the fixed-income markets are unusually volatile.

Gap Risk. Large discontinuous jumps in the market may cause the volatility management strategy to underperform.

Credit Risk. The hedging strategies employed in the volatility management strategy can introduce counterparty credit risk, even though efforts are made to mitigate this risk through the use of collateral and clearing mechanisms.

Leverage Risk. The volatility management strategy employs leverage to utilize capital efficiently. While losses should in no circumstance exceed the value of the hedged position, they may be large relative to the amount of capital employed.

General Fund Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The table below shows the Moderate Portfolio Custom Blended Benchmark (48% Bloomberg Barclays U.S. Aggregate Bond Index, 36% Russell 3000 Index, 10% MSCI EAFE Index, 4% Three-Month T-Bill Bellwether Index, 2% MSCI U.S. REIT Index) because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the period ended December 31, 2015, the highest quarterly total return was 3.49% for the quarter ended June 30, 2014 and the lowest quarterly return was -3.78% for the quarter ended September 30, 2015.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Average Annual Total Returns as of December 31, 2015 (with a maximum sales charge deducted, if any)	One Year	Since Inception
Class F	-1.22%	2.93%
S&P 500 Daily Risk Control 7.5% Index (reflects no deduction for fees or expenses)	-2.64%	4.93%
Moderate Portfolio Custom Blended Benchmark (reflects no deduction for fees or expenses)	0.84%	5.30%

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP”).

Investment Sub-Adviser. Milliman Financial Risk Management LLC (“Milliman”).

Portfolio Managers.

Kevin L. Keene, Portfolio Manager of AIP, has managed the Fund since April 2013;

Adam Schenk, CFA, FRM, Financial Risk Management Portfolio Management at Milliman, has managed the Fund since April 2013; and

Blake Graves, FRM, Financial Risk Management Portfolio Management at Milliman, has managed the Fund since April 2013.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP Volatility Managed Moderate Growth Portfolio

Investment Objective

The Portfolio pursues a balance of current income and growth potential, while seeking to manage overall portfolio volatility.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class F
Management fees(1)	0.54%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Acquired fund fees and expenses	0.08%
Total annual fund operating expenses	1.00%
Less fee waiver and/or expense reimbursement(2)	(0.09)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.91%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.83%.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class F shares	$93	$307	$542	$1,215

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the fiscal year ended December 31, 2015, the Portfolio’s portfolio turnover rate was 16% of its portfolio’s average value.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Portfolio that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index, and which generally invests in a broad sample of the securities comprising the particular index. ETFs are

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Portfolio seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio volatility. Ameritas Investment Partners, Inc. (“AIP”), one of the Portfolio’s Sub-Advisers, is responsible for selecting the ETFs in which the Portfolio invests. Milliman Financial Risk Management LLC (“Milliman”), the Portfolio’s other Sub-Adviser, is responsible for executing the Portfolio’s volatility management strategy described below.

The Portfolio invests in ETFs and trades futures contracts that provide exposure to a variety of indices, including but not limited to those shown below, and varies its exposure based on market conditions:

U.S Equity Indices and Related Components

•

NASDAQ 100 Index

•

Standard & Poor’s (“S&P”) 500 Index

•

S&P 500 Growth Index

•

S&P 500 Value Index

•

S&P MidCap 400 Index

•

S&P MidCap 400 Growth Index

•

S&P MidCap 400 Value Index

•

Russell 2000 Index

•

MSCI U.S. REIT Index

•

S&P North American Natural Resources Sector Index

International Equity Indices and Related Components

•

MSCI EAFE Index

•

FTSE Emerging Index

•

FTSE Developed ex North America Index

•

FTSE Global All Cap ex U.S. Index

Fixed Income Indices and Related Components

•

Bloomberg Barclays U.S. Aggregate Bond Index

•

Bloomberg Barclays U.S. Aggregate Float Adjusted Index

•

Bloomberg Barclays U.S. Treasury 20+ Year Index

•

Bloomberg Barclays U.S. Treasury 7-10 Year Index

•

Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index

•

Bloomberg Barclays U.S. Credit 5-10 Year Index

•

Bloomberg Barclays U.S. Intermediate Credit Index

•

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index

•

Bloomberg Barclays U.S. Mortgage-Backed Securities Index

•

Bloomberg Barclays High Yield Very Liquid Index

•

iBoxx USD Liquid Investment Grade Index

•

Deutsche Bank Emerging Market USD Liquid Balanced Index

AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics between the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Portfolio’s ETF investments representing U.S. and international equity indices and fixed income indices will typically range above and below the targeted asset allocation for each such asset class as shown in the chart below.  The targeted asset allocations shown in the chart do not sum to 100% because the Portfolio's composite benchmark includes a cash allocation.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	63%	40-80%
Fixed Income Indices (“Fixed Income ETFs”)	33%	25-55%

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

AIP may reallocate net assets among the various ETFs as market conditions warrant and may allocate portions of the Portfolio to ETFs that track equity and fixed income indices other than those listed above.

The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers whose fundamentals appeal to growth and value-oriented investors, as well as indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).

In its selection of investments for the Portfolio, AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance. These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued.

The Portfolio may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Portfolio needs to be rebalanced, or there is better opportunity elsewhere.

The Portfolio’s other Sub-Adviser, Milliman, is responsible for executing the volatility management strategy. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Changes in the level of market volatility may result in rapid and dramatic price swings. Milliman seeks to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market declines, while providing opportunity for growth during periods when markets are appreciating. The Portfolio generally targets an annualized return volatility level of 10%. While Milliman attempts to manage the Portfolio’s volatility to this target, over any particular time horizon the Portfolio may experience return volatility that is higher or lower than its target return volatility.

The volatility management strategy is implemented by entering into futures contracts based on one or more stock market indices, although it is possible that other derivative instruments will be used in the future to implement the strategy. An index future is a contract to buy or sell the cash value of a specific market index at a specified price by a specified date. Milliman implements the volatility management strategy primarily through futures positions in an attempt to hedge against changes in market volatility and declines in the value of the Portfolio’s investments in ETFs. Milliman seeks to stabilize volatility in the Portfolio over time at the target level by continuously monitoring and forecasting volatility in the markets utilizing a proprietary model, and adjusting the Portfolio’s futures positions in response to specific changes in the market and the Portfolio. To the extent that the volatility management strategy realizes gains, the Portfolio may use these gains to further invest in ETFs in an effort to increase long-term returns.

Futures contracts may involve the use of leverage. Amounts referred to as margin are posted to establish and maintain a position in a futures contract, but gains and losses on each futures contract are calculated based on the notional value of the futures contract, which is much larger than the margin. The notional value represents the economic exposure provided by each futures contract. Accordingly, the notional value of the Portfolio’s short futures positions will generally not exceed 80% of its net assets, which is the Portfolio’s maximum exposure to Equity ETFs. Similarly, the notional value of the Portfolio’s long futures positions will generally not exceed 10% of its net assets, which is an approximation of the portion of Portfolio’s net assets that will be allocated to the implementation of the volatility management strategy.

The Portfolio may, without limitation, invest in lower risk assets such as cash or short-term fixed-income securities instead of riskier assets such as equity and fixed-income ETFs and derivatives. The Fund also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective.

Principal Risks

Asset Allocation Risk. AIP’s selection of ETFs and the allocation of Portfolio assets to those ETFs may cause the Portfolio to underperform.

Management Risk. Individual investments of an ETF may not perform as expected, and the ETF’s portfolio management practices may not achieve the desired result. In addition, the volatility management strategy may not achieve its desired results.

Volatility Management Strategy Risk. Although the volatility management strategy seeks competitive investment returns with more consistent volatility of returns over time, the attainment and maintenance of the more consistent volatility does not ensure that the Portfolio will deliver competitive returns.  The volatility management strategy may dampen the Portfolio’s downside risk over time, but may also cause the Portfolio’s investment returns to lag behind those of its benchmark, especially during a rising equity market, and this underperformance could be significant.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

ETF Risk. ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Portfolio with ETFs and derivatives that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), and may translate to higher transaction costs.

Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying ETFs, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying ETFs may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.  Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Natural Resources Risk. Natural resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural production, disease, pestilence, technological developments, changes in interest rates, and domestic and foreign political and economic events and policies, including trade, fiscal, monetary and currency exchange policies. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

Real Estate Investing Risk.  Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

Fixed-Income Investments. The Portfolio shares the principal risks of fixed-income securities held by the underlying ETFs, including the key risks below.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Lower Rated Investment Risk. Investments rated below investment grade and comparable unrated investments (“junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Money Market Investments. The Portfolio shares the principal risks of money market securities held by the underlying ETFs, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Volatility Management. The Portfolio shares the principal risks associated with its volatility management strategy, including the key risks below.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Portfolio's returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Model Risk. The volatility management models may not accurately represent risk and projected performance, in which case performance may deviate from expectations. For example, market environments during which the stock market trends generally higher often experience low volatility, but the Portfolio may underperform in those market environments if the volatility management models forecast higher volatility. Conversely, market environments during which the stock market experiences

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

sudden and sharp declines often experience high volatility, but the Portfolio may underperform in those market environments if the models forecast lower volatility.

Basis Risk. There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, changes in futures contract prices may not track those of the underlying securities or indexes they are intended to. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures position not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading.

Hedging Risk.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the Portfolio’s investment in exchange-traded futures and their resulting costs could limit the Portfolio’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general. In addition, there may be deviations between the derivatives used in the volatility management strategy and the elements of risk those derivatives are meant to manage. For example, a portion of the annualized return volatility that the Portfolio will experience will arise from the Portfolio’s holdings of ETFs that invest in fixed-income securities; however, Milliman intends to use stock index futures contracts to implement the volatility management strategy. Accordingly, the volatility management strategy may not achieve its objective during periods when the fixed-income markets are unusually volatile.

Gap Risk. Large discontinuous jumps in the market may cause the volatility management strategy to underperform.

Credit Risk. The hedging strategies employed in the volatility management strategy can introduce counterparty credit risk, even though efforts are made to mitigate this risk through the use of collateral and clearing mechanisms.

Leverage Risk. The volatility management strategy employs leverage to utilize capital efficiently. While losses should in no circumstance exceed the value of the hedged position, they may be large relative to the amount of capital employed.

General Fund Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The table below shows the Moderate Growth Portfolio Custom Blended Benchmark (33% Bloomberg Barclays U.S. Aggregate Bond Index, 47% Russell 3000 Index, 13% MSCI EAFE Index, 4% Three-Month T-Bill Bellwether Index, 3% MSCI U.S. REIT Index) because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the period ended December 31, 2015, the highest quarterly total return was 3.75% for the quarter ended June 30, 2014 and the lowest quarterly return was -5.19% for the quarter ended September 30, 2015.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Average Annual Total Returns as of December 31, 2015 (with a maximum sales charge deducted, if any)	One Year	Since Inception
Class F	-2.29%	3.16%
S&P 500 Daily Risk Control 10% Index (reflects no deduction for fees or expenses)	-3.64%	6.31%
Moderate Growth Portfolio Custom Blended Benchmark (reflects no deduction for fees or expenses)	0.83%	6.52%

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP”).

Investment Sub-Adviser. Milliman Financial Risk Management LLC (“Milliman”).

Portfolio Managers.

Kevin L. Keene, Portfolio Manager of AIP, has managed the Fund since April 2013;

Adam Schenk, CFA, FRM, Financial Risk Management Portfolio Management at Milliman, has managed the Fund since April 2013; and

Blake Graves, FRM, Financial Risk Management Portfolio Management at Milliman, has managed the Fund since April 2013.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP Volatility Managed Growth Portfolio

Investment Objective

The Portfolio pursues growth potential and some current income, while seeking to manage overall portfolio volatility.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class F
Management fees(1)	0.54%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.09%
Acquired fund fees and expenses	0.10%
Total annual fund operating expenses	0.98%
Less fee waiver and/or expense reimbursement(2)	(0.05)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.93%

(1)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(2)

 Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.83%.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Directors.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class F shares	$112	$454	$819	$1,848

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the fiscal year ended December 31, 2015, the Portfolio’s portfolio turnover rate was 17% of its portfolio’s average value.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets in exchange-traded funds (“ETFs”) and various derivatives, such as futures contracts and options. The portion of the Portfolio that is invested in ETFs is structured like a fund-of-funds. An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index, and which generally invests in a broad sample of the securities comprising the particular index. ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day. The Portfolio seeks to achieve its objectives by investing in ETFs representing a broad range of asset classes and employing derivatives to manage overall portfolio

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

volatility. Ameritas Investment Partners, Inc. (“AIP”), one of the Portfolio’s Sub-Advisers, is responsible for selecting the ETFs in which the Portfolio invests. Milliman Financial Risk Management LLC (“Milliman”), the Portfolio’s other Sub-Adviser, is responsible for executing the Portfolio’s volatility management strategy described below.

The Portfolio invests in ETFs and trades futures contracts that provide exposure to a variety of indices, including but not limited to those shown below, and varies its exposure based on market conditions:

U.S Equity Indices and Related Components

•

NASDAQ 100 Index

•

Standard & Poor’s (“S&P”) 500 Index

•

S&P 500 Growth Index

•

S&P 500 Value Index

•

S&P MidCap 400 Index

•

S&P MidCap 400 Growth Index

•

S&P MidCap 400 Value Index

•

Russell 2000 Index

•

MSCI U.S. REIT Index

•

S&P North American Natural Resources Sector Index

International Equity Indices and Related Components

•

MSCI EAFE Index

•

FTSE Emerging Index

•

FTSE Developed ex North America Index

•

FTSE Global All Cap ex U.S. Index

Fixed Income Indices and Related Components

•

Bloomberg Barclays U.S. Aggregate Bond Index

•

Bloomberg Barclays U.S. Aggregate Float Adjusted Index

•

Bloomberg Barclays U.S. Treasury 20+ Year Index

•

Bloomberg Barclays U.S. Treasury 7-10 Year Index

•

Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index

•

Bloomberg Barclays U.S. Credit 5-10 Year Index

•

Bloomberg Barclays U.S. Intermediate Credit Index

•

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index

•

Bloomberg Barclays U.S. Mortgage-Backed Securities Index

•

Bloomberg Barclays High Yield Very Liquid Index

•

iBoxx USD Liquid Investment Grade Index

•

Deutsche Bank Emerging Market USD Liquid Balanced Index

AIP considers the risk and return characteristics of the various asset classes represented by the indices, and the correlation of those characteristics between the various asset classes, in determining a range of possible allocations for each asset class given prevailing market conditions. AIP then reviews the historical returns and the current holdings of the ETFs, and uses that information to select ETF weightings that are consistent with the overall portfolio volatility target. The weighting of the Portfolio’s ETF investments representing U.S. and international equity indices and fixed income indices will typically range above and below the targeted asset allocation for each such asset class as shown in the chart below.  The targeted asset allocations shown in the chart do not sum to 100% because the Portfolio's composite benchmark includes a cash allocation.

ETFs that track:	Targeted Asset Allocation (% of net assets)	Typical Asset Allocation Range (% of net assets)
U.S. & International Equity Indices (“Equity ETFs”)	78%	55-95%
Fixed Income Indices (“Fixed Income ETFs”)	18%	10-40%

AIP may reallocate net assets among the various ETFs as market conditions warrant and may allocate portions of the Portfolio to ETFs that track equity and fixed income indices other than those listed above.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

The ETFs represent a variety of asset categories and investment styles. The Equity ETFs are based on indices comprised of the common stock of U.S. and non-U.S. issuers whose fundamentals appeal to growth and value-oriented investors, as well as indices comprised of real estate investment trusts (“REITs”) and natural resource-related stocks. The Fixed Income ETFs are based on indices comprised of fixed income securities of U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).

In its selection of investments for the Portfolio, AIP seeks ETFs that are representative of the desired asset class and whose underlying fundamentals appear to have the potential for above-average long-term performance. These may include ETFs that are expected to show above-average growth over the long-term as well as those that appear to AIP to be undervalued.

The Portfolio may sell or reduce its position in an ETF when, in AIP’s opinion, the macroeconomic outlook changes, valuation issues arise, the Portfolio needs to be rebalanced, or there is better opportunity elsewhere.

The Portfolio’s other Sub-Adviser, Milliman, is responsible for executing the volatility management strategy. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument, index or portfolio over time. Changes in the level of market volatility may result in rapid and dramatic price swings. Milliman seeks to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market declines, while providing opportunity for growth during periods when markets are appreciating. The Portfolio generally targets an annualized return volatility level of 12%. While Milliman attempts to manage the Portfolio’s volatility to this target, over any particular time horizon the Portfolio may experience return volatility that is higher or lower than its target return volatility.

The volatility management strategy is implemented by entering into futures contracts based on one or more stock market indices, although it is possible that other derivative instruments will be used in the future to implement the strategy. An index future is a contract to buy or sell the cash value of a specific market index at a specified price by a specified date. Milliman implements the volatility management strategy primarily through futures positions in an attempt to hedge against changes in market volatility and declines in the value of the Portfolio’s investments in ETFs. Milliman seeks to stabilize volatility in the Portfolio over time at the target level by continuously monitoring and forecasting volatility in the markets utilizing a proprietary model, and adjusting the Portfolio’s futures positions in response to specific changes in the market and the Portfolio. To the extent that the volatility management strategy realizes gains, the Portfolio may use these gains to further invest in ETFs in an effort to increase long-term returns.

Futures contracts may involve the use of leverage. Amounts referred to as margin are posted to establish and maintain a position in a futures contract, but gains and losses on each futures contract are calculated based on the notional value of the futures contract, which is much larger than the margin. The notional value represents the economic exposure provided by each futures contract. Accordingly, the notional value of the Portfolio’s short futures positions will generally not exceed 95% of its net assets, which is the Portfolio’s maximum exposure to Equity ETFs. Similarly, the notional value of the Portfolio’s long futures positions will generally not exceed 10% of its net assets, which is an approximation of the portion of Portfolio’s net assets that will be allocated to the implementation of the volatility management strategy.

The Portfolio may, without limitation, invest in lower risk assets such as cash or short-term fixed-income securities instead of riskier assets such as equity and fixed-income ETFs and derivatives. The Fund also may engage in active and frequent trading of ETFs and derivatives to achieve its primary investment objective.

Principal Risks

Asset Allocation Risk. AIP’s selection of ETFs and the allocation of Portfolio assets to those ETFs may cause the Portfolio to underperform.

Management Risk. Individual investments of an ETF may not perform as expected, and the ETF’s portfolio management practices may not achieve the desired result. In addition, the volatility management strategy may not achieve its desired results.

Volatility Management Strategy Risk. Although the volatility management strategy seeks competitive investment returns with more consistent volatility of returns over time, the attainment and maintenance of the more consistent volatility does not ensure that the Portfolio will deliver competitive returns.  The volatility management strategy may dampen the Portfolio’s downside risk over time, but may also cause the Portfolio’s investment returns to lag behind those of its benchmark, especially during a rising equity market, and this underperformance could be significant.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Portfolio with ETFs and derivatives that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), and may translate to higher transaction costs.

Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying ETFs, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying ETFs may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.  Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Natural Resources Risk. Natural resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural production, disease, pestilence, technological developments, changes in interest rates, and domestic and foreign political and economic events and policies, including trade, fiscal, monetary and currency exchange policies. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

Real Estate Investing Risk.  Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains.

Fixed-Income Investments. The Portfolio shares the principal risks of fixed-income securities held by the underlying ETFs, including the key risks below.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Lower Rated Investment Risk. Investments rated below investment grade and comparable unrated investments (“junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Money Market Investments. The Portfolio shares the principal risks of money market securities held by the underlying ETFs, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Volatility Management. The Portfolio shares the principal risks associated with its volatility management strategy, including the key risks below.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Portfolio's returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Model Risk. The volatility management models may not accurately represent risk and projected performance, in which case performance may deviate from expectations. For example, market environments during which the stock market trends generally higher often experience low volatility, but the Portfolio may underperform in those market environments if the volatility management models forecast higher volatility. Conversely, market environments during which the stock market experiences sudden and sharp declines often experience high volatility, but the Portfolio may underperform in those market environments if the models forecast lower volatility.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Basis Risk. There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, changes in futures contract prices may not track those of the underlying securities or indexes they are intended to. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures position not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading.

Hedging Risk.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the Portfolio’s investment in exchange-traded futures and their resulting costs could limit the Portfolio’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general. In addition, there may be deviations between the derivatives used in the volatility management strategy and the elements of risk those derivatives are meant to manage. For example, a portion of the annualized return volatility that the Portfolio will experience will arise from the Portfolio’s holdings of ETFs that invest in fixed-income securities; however, Milliman intends to use stock index futures contracts to implement the volatility management strategy. Accordingly, the volatility management strategy may not achieve its objective during periods when the fixed-income markets are unusually volatile.

Gap Risk. Large discontinuous jumps in the market may cause the volatility management strategy to underperform.

Credit Risk. The hedging strategies employed in the volatility management strategy can introduce counterparty credit risk, even though efforts are made to mitigate this risk through the use of collateral and clearing mechanisms.

Leverage Risk. The volatility management strategy employs leverage to utilize capital efficiently. While losses should in no circumstance exceed the value of the hedged position, they may be large relative to the amount of capital employed.

General Fund Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The table below shows the Growth Portfolio Custom Blended Benchmark (18% Bloomberg Barclays U.S. Aggregate Bond Index, 58% Russell 3000 Index, 16% MSCI EAFE Index, 4% Three-Month T-Bill Bellwether Index, 4% MSCI U.S. REIT Index) because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

For the period ended December 31, 2015, the highest quarterly total return was 3.88% for the quarter ended June 30, 2014 and the lowest quarterly return was -6.25% for the quarter ended September 30, 2015.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Average Annual Total Returns as of December 31, 2015 (with a maximum sales charge deducted, if any)	One Year	Since Inception
Class F	-3.51%	3.14%
S&P 500 Daily Risk Control 12% Index (reflects no deduction for fees or expenses)	-4.51%	7.46%
Growth Portfolio Custom Blended Benchmark (reflects no deduction for fees or expenses)	0.77%	7.71%

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Portfolio.

Investment Sub-Adviser. Ameritas Investment Partners, Inc. (“AIP”).

Investment Sub-Adviser. Milliman Financial Risk Management LLC (“Milliman”).

Portfolio Managers.

Kevin L. Keene, Portfolio Manager of AIP, has managed the Fund since April 2013;

Adam Schenk, CFA, FRM, Financial Risk Management Portfolio Management at Milliman, has managed the Fund since April 2013; and

Blake Graves, FRM, Financial Risk Management Portfolio Management at Milliman, has managed the Fund since April 2013.

Purchase and Redemption of Shares

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

Tax Information

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

Payments to Insurance Companies and their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

More Information on Investment Objective, Investment Strategies and Risks

Investment Objective

The investment objective of each Portfolio may be changed by the Portfolio’s Board of Directors without shareholder approval.

Further Description of Investment Strategies and Techniques

A concise description of each Portfolio’s principal investment strategies and principal risks is provided under the Portfolio Summary for that Portfolio. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Portfolios, along with their associated risks. Because the Portfolios invest in ETFs, they are also exposed to the risks associated with the securities underlying each ETF.  Each Portfolio has additional non-principal investment policies and restrictions, which are discussed under “Supplemental Information on Investment Policies and Risks” in the respective Portfolio’s SAI. The “Glossary of Certain Investment Risks” provides more detailed information about the risks that are referred to in this section, and the “Glossary of Certain Market Indices” provides more information about the market indices that are referred to in the Portfolio Summaries.

The investment strategies of the Volatility Managed Portfolios are specifically designed to present different combinations of growth potential and risk in order to enable an investor to select the Portfolio that is most consistent with that investor’s growth objectives and risk tolerance. The Portfolios can be ranked from least risky to most risky in the following order: Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio and Calvert VP Volatility Managed Growth Portfolio. The Calvert VP Volatility Managed Moderate Portfolio seeks to achieve a lower risk profile by targeting an asset allocation that emphasizes fixed-income ETFs over equity ETFs as well as a lower level of volatility in the portfolio’s annualized returns. The Calvert VP Volatility Managed Moderate Growth Portfolio seeks to achieve an intermediate risk profile by targeting a balanced asset allocation between fixed-income ETFs and equity ETFs as well as a higher level of volatility in the portfolio’s annualized returns. The Calvert VP Volatility Managed Growth Portfolio seeks to achieve a higher risk profile by targeting an asset allocation that emphasizes equity ETFs over fixed-income ETFs as well as an even higher level of volatility in the portfolio’s annualized returns.

The table below lists the maximum percentage limitations on certain types of Portfolio investments and strategies.  A description of these investments and strategies and principal risks appears on the pages that follow.

	Calvert VP SRI Balanced Portfolio	Calvert VP SRI Mid Cap Portfolio	Calvert VP S&P 500 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio	Calvert VP Russell 2000 Small Cap Index Portfolio
Investment Techniques
Indexing	NA	NA	µ	µ	µ	µ
Fund-of-Funds	NA	NA	❑	❑	❑	❑
Exchange-Traded Funds	❑	❑	µ	µ	µ	µ
Equity ETFs	❑	❑	100N	100N	100N	100N
Fixed Income ETFs	❑	❑	NA	NA	NA	NA
Volatility Management	NA	NA	NA	NA	NA	NA
Volatility Target for Annualized Portfolio Returns	NA	NA	NA	NA	NA	NA
Hedging Strategies	µ	NA	NA	NA	NA	NA
Active Trading Strategy/Turnover	µ	❑	❑	❑	❑	❑
Securities Lending	❑	❑	❑	❑	❑	❑
Repurchase Agreements	µ	❑	❑	❑	❑	❑
Temporary Defensive Positions	❑	❑	❑	❑	❑	❑
Securities
Stocks in General	µ	µ	µ	µ	µ	µ
Foreign Securities	25N	25N	❑	❑	❑	❑
Acquired Funds	❑	❑	µ	µ	µ	µ
Investment Grade Bonds and Comparable Unrated Bonds	µ	❑	❑	❑	❑	❑
Below-Investment Grade Bonds and Comparable Unrated Bonds	15N	10N	❑	❑	❑	❑

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP SRI Balanced Portfolio	Calvert VP SRI Mid Cap Portfolio	Calvert VP S&P 500 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio	Calvert VP Russell 2000 Small Cap Index Portfolio
Illiquid Securities	15N	15N	10T	10T	10T	10T
Asset-Backed Securities	µ	NA	✗	✗	✗	✗
Mortgage-Backed Securities	µ	NA	✗	✗	✗	✗
Leveraged Derivative Instruments
Currency Contracts	5T	5T	NA	NA	NA	NA
Options on Securities and Indices	5T1	5T1	❑, 5T1	❑, 5T1	❑, 5T1	❑, 5T1
Futures Contracts	5N2	5N2	µ, 20T2	µ, 20T2	µ, 20T2	µ, 20T2

(1)

Based on net premium payments.

(2)

Based on initial margin required to establish position.

(3)

To the extent that the Portfolio invests in these instruments, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act.

Key to Table

µ	Portfolio currently uses as a principal investment strategy
❑	Permitted, but not a principal investment strategy
✗	Not permitted
√	Underlying investment of an ETF
xN	Allowed up to x% of Portfolio’s net assets
xT	Allowed up to x% of Portfolio’s total assets
NA	Not applicable to this Fund

	Calvert VP EAFE International Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio	Calvert VP Volatility Managed Moderate Portfolio	Calvert VP Volatility Managed Moderate Growth Portfolio	Calvert VP Volatility Managed Growth Portfolio
Investment Techniques
Indexing	µ	µ	NA	NA	NA
Fund-of-Funds	❑	❑	µ	µ	µ
Exchange-Traded Funds	µ	µ	µ	µ	µ
Equity ETFs	100N	NA	65N	80N	80N
Fixed Income ETFs	NA	100N	70N	55N	55N
Volatility Management	NA	NA	µ	µ	µ
Volatility Target for Annualized Portfolio Returns	NA	NA	8%	10%	10%
Hedging Strategies	NA	NA	NA	NA	NA
Active Trading Strategy/Turnover	❑	❑	NA	NA	NA
Securities Lending	❑	❑	❑	❑	❑
Repurchase Agreements	❑	❑	❑	❑	❑
Active Trading Strategy/Turnover	❑	❑	µ	µ	µ
Temporary Defensive Positions	❑	❑	❑	❑	❑
Securities
Stocks in General	µ	5T	❑,√	❑,√	❑,√
Foreign Securities	µ	❑	❑,√	❑,√	❑,√
Acquired Funds	µ	µ	µ	µ	µ
Investment Grade Bonds and Comparable Unrated Bonds	❑	µ	❑,√	❑,√	❑,√

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP EAFE International Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio	Calvert VP Volatility Managed Moderate Portfolio	Calvert VP Volatility Managed Moderate Growth Portfolio	Calvert VP Volatility Managed Growth Portfolio
Below-Investment Grade Bonds and Comparable Unrated Bonds	❑	NA	❑,√	❑,√	❑,√
Illiquid Securities	10T	10T	15N	15N	15N
Asset-Backed Securities	✗	❑	❑,√	❑,√	❑,√
Mortgage-Backed Securities	✗	µ	❑,√	❑,√	❑,√
Leveraged Derivative Instruments
Currency Contracts	❑	❑	❑,√	❑,√	❑,√
Options on Securities and Indices	µ, 5T1	µ, 5T1	❑,√	❑,√	❑,√
Futures Contracts	µ, 20T2	µ, 20T2	µ,√	µ,√	µ,√

(1)

Based on net premium payments.

(2)

Based on initial margin required to establish position.

(3)

To the extent that the Portfolio invests in these instruments, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act.

Key to Table

µ	Portfolio currently uses as a principal investment strategy
❑	Permitted, but not a principal investment strategy
✗	Not permitted
√	Underlying investment of an ETF
xN	Allowed up to x% of Portfolio’s net assets
xT	Allowed up to x% of Portfolio’s total assets
NA	Not applicable to this Fund

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the types of risk involved with each strategy are listed.  This information is supplemental to the information about risk in the Fund Summaries.  See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) portfolio tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down.  Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. Certain indices place a greater emphasis on companies with a particular market capitalization or in a particular market sector, which may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/underweightings may be out of favor in the market.

Risks: Opportunity, Market and Credit

Fund-of-Funds seek to achieve the Portfolio’s investment objectives by investing in the shares of other investment companies, including exchange-traded funds, thereby achieving broad asset diversification.

Risks: Market

Exchange-Traded Funds (ETFs) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are generally stocks selected to track a particular index.  ETFs are used for the limited purpose of managing a Portfolio’s cash position consistent with the Portfolio’s applicable benchmark to reduce deviations from the benchmark while enabling the Portfolio to accommodate its need for periodic liquidity.  Calvert VP SRI Balanced Portfolio may also invest in ETFs to gain broad market or sector exposure.

Risks: Correlation and Market

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Volatility Management involves the continuous monitoring of risk in a Portfolio and investing in certain derivative financial instruments to reduce the impact of that risk on the returns of the Portfolio.

Risks: Correlation, Information, Opportunity and Regulatory

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Portfolio to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees, and lower returns.  Because this strategy may cause the Portfolio to have relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.

Risks: Opportunity, Market and Transaction

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration and hedging interest rate risk.

Risks: Correlation and Opportunity

Securities Lending. A Portfolio may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Risks: Credit and Market

Repurchase Agreements. Repurchase agreements are transactions in which the Portfolio purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

Risks: Credit and Market

Temporary Defensive Positions. During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective.

Risks: Opportunity
Securities and Associated Risks

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Portfolio’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Risks: Market

Foreign Securities. Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated. Such investments are generally denominated in foreign currency.

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment Grade Bonds. Bonds rated BBB-/Baa3 or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”), Fitch Ratings, Inc. (“Fitch”) or Moody’s Investors Service (“Moody’s”) or, if unrated, considered to be of comparable credit quality by the Portfolio’s Adviser or Sub-Adviser.

Risks: Interest Rate, Duration, Market and Credit

Below-Investment Grade Bonds. Bonds rated below BBB-/Baa3 and unrated bonds considered to be of comparable credit quality by the Portfolio’s Adviser or Sub-Adviser t(so –called “junk bonds”) are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Duration, Liquidity and Information

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Acquired Funds. “Acquired Funds” are, generally, ETFs held by a Portfolio, which track a security or index or a basket of securities or commodities. In addition to the Portfolio’s operating expenses, investors will indirectly pay a proportionate share of the operating expenses of the Acquired Funds. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Acquired Funds. When a Portfolio invests in shares of any Acquired Fund, its performance is directly related to the ability of that Portfolio to meet its respective investment objective, as well as the Adviser’s allocation among the Acquired Funds. Accordingly, the Portfolio’s investment performance will be influenced by the investment strategies of, and risks associated with, the Acquired Funds in direct proportion to the amount of assets the Portfolio allocates to the Acquired Funds utilizing such strategies. Investing in an ETF will generally expose the Portfolio to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself. The Portfolio also will incur brokerage costs when it purchases ETFs. A shareholder in a Portfolio could invest directly in ETFs and not incur the direct operating expenses of the Portfolio, although the shareholder would incur the cost of the underlying ETFs, including any brokerage commissions. The objective of the Portfolio, however, is for the shareholder to benefit from the manager’s evaluation of the market and allocation of assets to the basket of ETFs.

Risks: Correlation and Market
Illiquid Securities. Securities that cannot be readily sold because there is no active market.	Risks: Liquidity, Market and Transaction

Asset-Backed Securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity
Mortgage-Backed Securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate
Leveraged Derivative Instruments and Associated Risks
Currency Contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Options on Securities and Indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Portfolio will write call options only if it already owns the security (if it is “covered”).

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit, Opportunity and Regulatory
Futures Contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Opportunity and Regulatory

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Explanation of Investment Strategies Used by Certain Portfolios

All Portfolios

Repurchase Agreements. Repurchase agreements are arrangements under which a Portfolio buys a security, and the seller simultaneously agrees to repurchase that security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income.  A repurchase agreement exposes the Portfolio to the risk that the party that sells the security may default on its obligation to repurchase the security. The Portfolio may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.

Securities Lending. A Portfolio may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral. All incremental income generated from such activities will be accrued to the  Portfolio. Unless market practice otherwise permits, the collateral for any such permissible securities lending activities will include cash or cash-equivalent collateral of at least (i) 100% for U.S. government securities (including securities issued by U.S. agencies and instrumentalities), sovereign debt issued by non-U.S. governments, and non-U.S. corporate debt securities, (ii) 102% for U.S. equity securities and U.S. corporate debt securities, and (iii) 105% for non-U.S. equity securities, which, in each case, are marked to market on a daily basis. There is a risk that the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

All Portfolios except Calvert VP SRI Balanced Portfolio and Calvert SRI Mid Cap Portfolio

Index Futures and Options. An index future is a contract to buy or sell the cash value of a specific market index at a specific price by a specified date. An option gives the holder the right but not the obligation to purchase or sell a security at a specified price within a specified time, and an index option is an option based on a market index (or its cash value). Index futures and options are derivatives (instruments that derive their value from the performance of an underlying financial asset, index or other investment). To the extent a Portfolio uses futures or options on futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Adviser, the Sub-Adisver, or the Portfolio anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Portfolio’s activities.  However, should the Adviser or Sub-Adisver fail to use futures in accordance with Rule 4.5, then the Adviser and/or the Sub-Adisver would be subject to registration (if not already registered) and regulation in its capacity as the Portfolio’s CPO or CTA, and the Portfolio would be subject to regulation under the CEA. A Portfolio may incur additional expense as a result of the Commodity Futures Trading Commission’s (CFTC) registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Calvert VP EAFE International Index Portfolio

ADRs. American Depositary Receipts (“ADRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Portfolio may invest in either sponsored or unsponsored ADRs.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP Investment Grade Bond Index Portfolio and Calvert VP SRI Balanced Portfolio

CMO and ABS. The Portfolio may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency. The conservatorship has no specified termination date.

Calvert VP SRI Balanced Portfolio

Treasury Futures Contracts. A treasury futures contract is an agreement between two parties to buy and sell a treasury security on a future date which has the effect of establishing the current price for the treasury security.  Although treasury futures contracts by their terms require actual delivery and acceptance of securities, physical settlement rarely occurs because positions in an expiring contract are usually liquidated and combined with trades that initiate corresponding new positions in the next deferred contract delivery month.  This process is referred to as “rolling” a position.  The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Calvert VP SRI Balanced Portfolio and Calvert VP SRI Mid Cap Portfolio

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. To the extent a Portfolio uses futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Adviser, the Sub-Adviser, or the Portfolio anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Portfolio’s activities. However, should the Adviser or Sub-Adviser fail to use futures in accordance with Rule 4.5, then the Adviser and/or the Sub-Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Portfolio’s CPO or CTA, and the Portfolio would be subject to regulation under the CEA. A Portfolio may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Portfolio Holdings

Each Portfolio’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Portfolio. Each Portfolio also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at www.sec.gov.  Portfolio portfolio holdings as of each month end normally are available on the Calvert website approximately 30 days after month end.

A description of each Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Portfolio’s SAI.

About Responsible Investing

VP SRI Balanced Portfolio and VP SRI Mid Cap Portfolio only

Investment Selection Process

Investments for VP SRI Balanced Portfolio and VP SRI Mid Cap Portfolio are evaluated under The Calvert Principles for Responsible Investment (included as an appendix to this Prospectus), which provide a framework for considering environmental, social and governance factors that may affect investment performance.  CRM’s evaluation of a particular security’s responsible

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

investing characteristics generally involves both quantitative and qualitative analysis.  In assessing investments, CRM generally focuses on the environmental, social and governance (“ESG”) factors relevant to the issuer’s operations, and an issuer may be acceptable for investment based primarily on such assessment.  Securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of the Fund’s responsible investing criteria.  In assessing issuers for which quantitative data is limited, subjective judgments may serve as the primary basis for CRM’s evaluation.  If there is insufficient information about an issuer’s ESG performance, CRM may determine to exclude the issuer from the Fund.  The responsible investment criteria of a Fund may be changed by the Board of Directors without shareholder approval.

VP SRI Balanced Fund may invest in a fixed income security before the Adviser has completed its evaluation of the security’s responsible investment characteristics if, in the opinion of the portfolio manager, the timing of the purchase is appropriate given market conditions. Factors that a portfolio manager may consider in making such an investment decision include, but are not limited to, (i) prevailing market prices, (ii) liquidity, (iii) bid-ask spreads, (iv) market color, and (v) availability. Following any such investment in a security, the Adviser will evaluate the issuer to determine if it operates in a manner that is consistent with the Fund’s responsible investment criteria.  If the Adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria, the security will be sold in accordance with CRM’s procedures, at a time and in a manner that is determined to be in the best interests of shareholders.

As described above, a Fund may invest in cash, cash equivalents and ETFs. Such investments will generally not be subject to responsible investment analysis and will not be required to be consistent with the responsible investing principles otherwise applicable to investments made by the Fund. In addition, ETFs in which a Fund may invest may hold securities of issuers that do not operate in accordance with the Fund’s responsible investment criteria.

Shareholder Advocacy and Corporate Responsibility

CRM uses strategic engagement and shareholder advocacy to encourage positive change in companies. CRM’s activities may include, but are not limited to:

Dialogue with Companies.  CRM may initiate dialogue with management through phone calls, letters and in-person meetings. Through its interaction, CRM seeks to learn about management’s successes and challenges and to press for improvement on issues of concern.

Proxy Voting.  As a shareholder of the companies in its portfolio, each Fund typically has an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. CRM votes proxies consistent with the Fund proxy voting guidelines attached to this SAI.

Shareholder Resolutions.  CRM may propose that companies submit resolutions to their shareholders on a variety of ESG issues. CRM believes that submitting shareholder resolutions may help establish dialogue with management and encourage companies to take action.

Management of Portfolio Investments

About Calvert Research and Management

Calvert Research and Management (“CRM” or the “Adviser”) is a business trust established under the laws of the Commonwealth of Massachusetts.  CRM became the investment adviser to the Fund on December 31, 2016 following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (“CIM”) and certain of its affiliates pursuant to which CRM acquired substantially all of the business assets of CIM, after satisfying various closing conditions including shareholder approval of a new investment advisory agreement between the Fund and CRM.  Because the transaction was structured as an asset purchase, CRM assumed no responsibility for the obligations or liabilities of CIM existing prior to the closing of the transaction.

CRM is a subsidiary of Eaton Vance Management (“Eaton Vance”).  Eaton Vance, Inc. (“EV”) serves as trustee of CRM.  Each of CRM, EV and Eaton Vance is a direct or indirect subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company.  EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  CRM’s address is 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814.  The business address of EVC, EV and Eaton Vance is Two International Place, Boston, Massachusetts 02110.

CRM also serves as administrator to the Fund, providing administrative services and related office facilities.  The fees payable by the Fund for administrative services are described below.

Portfolio Managers

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Adviser and respective Sub-Adviser (if any) of each Portfolio, and who is primarily (and jointly, as applicable)  responsible for the day-to-day management of the Portfolio (each a “Portfolio Manager”). The respective Portfolio’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP SRI Balanced Portfolio.  Calvert Research and Management.  See “About Calvert Research and Management” above.

Portfolio Management Team.  The portfolio managers of the Fund are Charles B. Gaffney (since December 31, 2016), Vishal Khanduja (since March 2013) and Brian S. Ellis, Jade Huang and Christopher Madden (all since November 2015).  Mr. Gaffney is a Vice President of CRM and has been an employee of the Eaton Vance organization since 2003.  He currently manages other funds and portfolios.  Mr. Madden and Ms. Huang manage other CRM funds and are Vice Presidents of CRM.  Prior to joining CRM on December 31, 2016, Mr. Madden and Ms. Huang served as equity analysts and portfolio managers at CIM for more than five years.  Mr. Khanduja manages other Calvert funds and is a Vice President of CRM.  Prior to joining CRM on December 31, 2016, he was a Portfolio Manager and Head of the Taxable Fixed Income Team at CIM and prior to July 2012 he was a Portfolio Manager – Global Rates and Currency Team at Columbia Management.  Mr. Ellis manages other CRM funds and is a Vice President of CRM.  Prior to joining CRM on December 31, 2016, he was a member of the Taxable Fixed Income Team at CIM since May 2012 and prior thereto a Business Analyst at CIM.

Calvert VP SRI Mid Cap Portfolio.  Calvert Research and Management.  See “About Calvert Research and Management” above.

Portfolio Management Team.  The portfolio managers of the Fund are Charles B. Gaffney (since December 31, 2016), Christopher Madden and Jade Huang (both since November 2015).  Mr. Gaffney is a Vice President of CRM and has been an employee of the Eaton Vance organization since 2003.  He currently manages other funds and portfolios.  Mr. Madden and Ms. Huang manage other CRM funds and are Vice Presidents of CRM.  Prior to joining CRM on December 31, 2016, Mr. Madden and Ms. Huang have served as equity analysts and portfolio managers at CIM or its predecessor for more than five years.

Calvert VP S&P 500 Index Portfolio, Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP Nasdaq 100 Index Portfolio and Calvert VP Russell 2000 Small Cap Index Portfolio.  Ameritas Investment Partners, Inc. (“AIP”), 390 North Cotner Blvd., Lincoln, NE 68505, is the Sub-Adviser to each Portfolio. AIP, a wholly-owned subsidiary of Ameritas Holding Company (“AHC”), was organized in 1984 under the laws of the State of Nebraska. AHC is a wholly-owned subsidiary of Ameritas Mutual Holding Company (“Ameritas”).

Portfolio Manager.  The portfolio manager of the Fund is Kevin L. Keene (since May 2014).  Mr. Keene has been a Portfolio Manager and an Assistant Portfolio Manager of AIP since April 2013 and November 2011, respectively.  Prior to that Mr. Keene was a Senior Analyst at AIP since November 2011.

Calvert VP Investment Grade Bond Index Portfolio.  For more information on AIP, please see the information presented above with respect to AIP’s management of Calvert VP S&P 500 Index Portfolio, Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP Nasdaq 100 Index Portfolio and Calvert VP Russell 2000 Small Cap Index Portfolio.

Portfolio Manager.  The portfolio manager of the Fund is Tina J. Udell (since April 2014).  Ms. Udell has been a Vice President and Managing Director of AIP since July 2014.  Prior to that Ms. Udell was Portfolio Manager of AIP since August 2000.

Calvert VP EAFE International Index Portfolio.  Calvert Research and Management.  See “About Calvert Research and Management” above.

Portfolio Management Team.  The portfolio manager of the Fund is Thomas C. Seto (since December 31, 2016).  Mr. Seto is a Vice President of CRM and Head of Investment Management at the Seattle Investment Center of Parametric Portfolio Associates LLC (“Parametric”), an affiliate of Eaton Vance, and was previously Director of Portfolio Management at Parametric for more than five years. Mr. Seto has been an employee of the Eaton Vance organization for more than five years and currently manages Eaton Vance funds.

Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio and Calvert VP Volatility Managed Growth Portfolio.  Please see the information presented above with respect to AIP’s management of Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP Russell 2000 Small Cap Index Portfolio and Calvert VP Nasdaq 100 Index Portfolio regarding AIP and the Portfolio Manager’s business experience during the last five years and role on the management team. Milliman Financial Risk Management LLC (“Milliman”), 71 South Wacker Drive, 31st Floor, Chicago, IL 60606, is an investment subadviser to the Portfolios. Subject to the authority of the Portfolios’ Board of Directors and supervision by the Adviser, Milliman is responsible for conducting each Portfolio’s volatility management strategy according to the Portfolio’s investment objective, principal investment strategies and restrictions.  Milliman was established in 1998 and advises investment companies, insurance companies, financial institutions and pooled investment vehicles.  Milliman’s parent company, Milliman, Inc., was established in 1947 as an actuarial consultancy and has provided pension consulting investment advisory services to corporations and pension plans for over 20 years.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Portfolio Management Team.  The portfolio managers of each Fund are Kevin Keene of AIP (since April 2013) and Adam Schenck and Blake Graves of Milliman (since April 2013).  Mr. Keene has been a Portfolio Manager and an Assistant Portfolio Manager at AIP since April 2013 and November 2011, respectively.  Prior to that Mr. Keene was a Senior Analyst at AIP since November 2011. Messrs. Schenck and Graves have been Financial Risk Management Portfolio Managers at Milliman for more than five years.

Advisory Fees

The table below shows the annual advisory fee paid by each Portfolio to CIM (former investment adviser to each Portfolio) for the fiscal year ended December 31, 2015 as a percentage of the Portfolio’s average daily net assets.  (Sub-advisory fees paid by CIM to a Sub-Adviser are reflected in the total advisory fees paid by the Fund to CIM).  The advisory fee does not include administrative fees.

Advisory Fee
Calvert VP SRI Balanced Portfolio	0.41%
Calvert VP SRI Mid Cap Portfolio	0.65%
Calvert VP S&P 500 Index Portfolio(1)	0.25%
Calvert VP S&P MidCap 400 Index Portfolio(1)	0.30%
Calvert VP Nasdaq 100 Index Portfolio(1)	0.35%
Calvert VP Russell 2000 Small Cap Index Portfolio(1)	0.35%
Calvert VP EAFE International Index Portfolio(1)	0.56%
Calvert VP Investment Grade Bond Index Portfolio(1)	0.30%
Calvert VP Volatility Managed Moderate Portfolio	0.42%
Calvert VP Volatility Managed Moderate Growth Portfolio	0.42%
Calvert VP Volatility Managed Growth Portfolio	0.42%

(1)

Effective December 31, 2016, the annual advisory fee rates are changed as follows: VP EAFE International Index Portfolio: 0.30%; VP Investment Grade Bond Index Portfolio: 0.20%; VP Nasdaq 100 Index Portfolio: 0.30%; VP Russell 2000 Small Cap Index Portfolio: 0.25%; VP S&P 500 Index Portfolio: 0.18%; VP S&P MidCap 400 Index Portfolio: 0.20%.

A discussion regarding the basis for the approval by the Portfolios’ Board of Directors of the investment advisory agreement and any applicable sub-advisory agreement with respect to each Portfolio is available in the most recent Annual Report of the respective Portfolio covering the fiscal year ended December 31.

Administrative Fees

The administrative fees (as a percentage of the Portfolio’s net assets) paid by each Portfolio to Calvert Investment Administrative Services, Inc., former administrator to the Portfolios, for the fiscal year ended December 31, 2015 are as follows.

Administrative Fee (1)
Calvert VP SRI Balanced Portfolio	0.275%
Calvert VP SRI Mid Cap Portfolio	0.25%
Calvert VP S&P 500 Index Portfolio	0.10%
Calvert VP S&P MidCap 400 Index Portfolio	0.10%
Calvert VP Nasdaq 100 Index Portfolio	0.10%
Calvert VP Russell 2000 Small Cap Index Portfolio	0.10%
Calvert VP EAFE International Index Portfolio	0.10%
Calvert VP Investment Grade Bond Index Portfolio	0.10%
Calvert VP Volatility Managed Moderate Portfolio	0.10%
Calvert VP Volatility Managed Moderate Growth Portfolio	0.10%
Calvert VP Volatility Managed Growth Portfolio	0.10%

 (1)

As of May 1, 2016, the administrative fee for each share class of each fund listed above is 0.12%. CRM has agreed to contractually waive 0.02% (2 basis points) of the administrative fee for each share class of each fund (except Calvert VP SRI Balanced Portfolio and Calvert VP SRI Mid Cap Portfolio) through April 30, 2018.

Because the Portfolios use this combined Prospectus, a Portfolio could be held liable for a misstatement or omission made about another Fund.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Investor Information

Effective December 31, 2016, Eaton Vance Distributors, Inc. became the principal underwriter of the Portfolios (“EVD” or the “principal underwriter”).  EVD is a direct, wholly-owned subsidiary of EVC.  Prior thereto, Calvert Investment Distributors, Inc. served as the Portfolios’ distributor.

General Information About the Portfolios

The rights of the Insurance Companies as shareholders of the Portfolios differ from the rights of a Policy owner which are described in the Policies. The investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. Please see your Policy prospectus for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under that Policy.

The Calvert VP Portfolios in this Prospectus should not be confused with the other Calvert Funds listed below. In each case performance of the two portfolios will differ.

Calvert VP SRI Balanced Portfolio of Calvert Variable Series, Inc.

Calvert Balanced Portfolio of Calvert Social Investment Fund

Purchase, Exchange and Redemption of Shares

Each Portfolio offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their separate accounts (the “Variable Accounts”). Shares are purchased by the Variable Accounts at the net asset value (“NAV”) of the Portfolio next determined after the applicable Insurance Company receives the premium payment. Each Portfolio continuously offers its shares at a price equal to the NAV per share. Initial and subsequent payments allocated to the Portfolio are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in a Portfolio, although currently neither the Insurance Companies nor the Portfolios foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. Each Portfolio’s Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response.

The Insurance Companies redeem shares of a Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Portfolio is open for business (each day the New York Stock Exchange (“NYSE”) is open), and are effected at the Portfolio’s NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form. There are some federal holidays, i.e., Columbus Day and Veterans Day, when the NYSE is open and a Portfolio is open but redemptions cannot be wired because banks are closed.

Payment for redeemed shares will be made promptly, but in no event later than seven days after receiving a redemption request. Each Portfolio reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Portfolio permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable.

In the event redemptions are suspended or postponed, this Prospectus will be updated accordingly.

The amount received upon redemption of the shares of a Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.  To the extent the Portfolio holds illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Portfolio may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Portfolio does not anticipate that it would selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If illiquid securities are included in the distribution, Insurance Companies may not be able to liquidate such securities and may be required to hold such securities indefinitely.  An Insurance Company's ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by issuers of the securities or by law.  An Insurance Company may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

An exchange involves the redemption of shares of one Portfolio and the purchase of shares of another Portfolio. Please consult the prospectus for your Policy for information regarding exchange privileges.

Additional Payments to Financial Intermediaries

CRM, EVD or its affiliates may pay, from their own resources, certain financial intermediaries for the sale, marketing and distribution of the securities or for services to a Portfolio. These amounts may be significant. These payments are generally intended to compensate financial intermediaries for certain activities, including the following: promotion of sales of Portfolio shares, such as placing the Portfolios on a preferred list of fund families; making Portfolio shares available on certain platforms, programs, or trading venues; building brand awareness and educating a broker/dealer’s sales force about the Portfolios; access to senior management and sales representatives of a broker/dealer; and various other promotional efforts and/or costs. Payments to financial intermediaries may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment and meals, among other things. In addition, payments may also be made in connection with EVD’s participation in or support of conferences and other events sponsored, hosted or organized by a financial intermediary.  CRM, EVD or their affiliates may make such payments on a fixed or variable basis based on Portfolio sales, assets, transactions processed and/or accounts attributable to a financial intermediary, among other factors, including the quality of the financial intermediary's relationship with CRM, EVD or their affiliates. CRM, EVD or their affiliates determines the amount of these payments in its sole discretion. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Portfolio to its customers. CRM may benefit from these payments to the extent the financial intermediaries sell more Portfolio shares because CRM receives greater management and other fees as Portfolio assets increase.  These additional payments are made by CRM, EVD or their affiliates and do not increase the amount paid by Policy owners or the Portfolio. For more specific information about these payments made to your financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional.

Payments for Sub-transfer Agent/Recordkeeping and/or Other Similar Administrative Services

Sub-transfer agent/recordkeeping payments may be made by the Portfolio to financial intermediaries, such as the Insurance Companies (including affiliates of the Adviser), that provide sub-transfer agent/recordkeeping and/or other similar administrative services to Policy owners that operate in an omnibus environment.

Services provided include but are not limited to the following: transmitting net purchase and redemption orders; maintaining separate records for Policy owners that reflect purchases, redemptions and share balances; mailing Policy owner confirmations and periodic statements; and furnishing proxy materials and periodic Portfolio reports, prospectuses and other communications to Policy owners as required.

The amount paid by the Portfolio for such services varies depending on the share class and services provided, but the Portfolio will not pay more than 0.11% of its average net assets attributable to the financial intermediary. Any fees due to the financial intermediary for such services that exceed this amount are paid by CRM, not the Portfolio.

How Shares are Priced

The price of shares is based on the Portfolio’s NAV. The NAV is computed by adding the value of the Portfolio’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If the Portfolio has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which generally coincides with the closing of the regular session of the NYSE (generally 4 p.m. Eastern Time). If trading on the NYSE is halted for the day before 4 p.m. ET, a Portfolio's NAV generally will still be calculated as of the close of regular trading on the NYSE. The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio’s shares may change on days when you will not be able to invest in or redeem shares of the Portfolio.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.

Under the oversight of the Board of Directors, and pursuant to the Portfolio’s valuation procedures adopted by the Board, the Adviser determines when a market quotation is not readily available or reliable for a particular investment. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Portfolio and of the Adviser, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but, in

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

general, fair value is deemed to be the amount an owner might reasonably expect to receive for an investment upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Adviser, pursuant to the Portfolio’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular investment or type of investment. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the investment and the forces that influence the market in which the investment is purchased and sold, as well as the type of investment, the size of the holding and numerous other specific factors. As noted above, foreign securities are valued based on quotations from the principal market in which such investments are normally traded. If events occur after the close of the principal market in which investments are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those investments, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

For assistance in making fair value determinations, the Board of Directors of Calvert VP EAFE International Index Portfolio has retained a third-party fair value pricing service, pursuant to the Portfolio’s valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Portfolio that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Portfolio’s official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Portfolio’s service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider’s proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Distribution and Service Fees

Each Portfolio (if applicable) has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Portfolio to pay distribution fees for the sale and distribution of its Class F shares. The distribution plan also allows each Portfolio to pay service fees to persons (such as a financial professional, bank or retirement plan service provider) for services provided to shareholders. See “Method of Distribution” in the respective Portfolio’s SAI for further discussion of these services. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The fee will not exceed, on an annual basis, (i) 0.20% of the average daily net assets attributable to the Class F shares of Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP Russell 2000 Small Cap Index Portfolio and Calvert VP EAFE International Index Portfolio and (ii) 0.25% of the average daily net assets attributable to the Class F shares of Calvert VP SRI Balanced Portfolio, Calvert VP Nasdaq 100 Index Portfolio, Calvert VP Investment Grade Bond Index Portfolio, Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio and Calvert VP Volatility Managed Growth Portfolio.

Market Timing Policy

In general, the Portfolios are designed for long-term investment and not as a frequent or short-term trading (“market timing”) vehicle. The Portfolios discourage frequent purchases and redemptions of Portfolio shares. Accordingly, each Portfolio’s Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Portfolio. Each Board believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Adviser and the Sub-Adviser, if any, to implement a Portfolio’s investment strategies. In addition, market timing can disrupt the management of a Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. Each Portfolio that invests in ETFs may have an increased risk of market timing activity compared to other funds. The underlying ETFs of such a Portfolio may hold securities listed on foreign exchanges or other investments that are particularly susceptible to time zone arbitrage, so market timers have a greater incentive to target funds that invest in ETFs as a way to capture the profit inherent in the time zone spread. Each Portfolio or the Portfolios’ principal underwriter at its discretion may reject any purchase or exchange request (purchase side only) it believes to

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

be market timing. However, there is no guarantee that the Portfolios or their principal underwriter will detect or prevent market timing activity.

Shareholders may hold the shares of the Portfolios through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by a Portfolio’s Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from CRM regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Portfolio’s Board of Directors. Shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing policies that apply to those shares.

Portfolio shares are generally held through insurance company separate accounts. The Portfolios are available as an investment option under a number of different variable insurance products.  The Adviser monitors cashflows of the Portfolios to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner. Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between a Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio’s ability to detect and deter market timing. Although each Portfolio has adopted policies and procedures to detect and prevent market timing, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

Each Portfolio has established information sharing agreements with financial intermediaries as required by Rule 22c-2 under the 1940 Act and otherwise uses reasonable efforts to work with financial intermediaries to identify market timing in underlying accounts.  EVD expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolios. EVD will seek full cooperation from the financial intermediary maintaining the account to identify any underlying participant suspected of market timing. EVD expects such intermediary to take immediate action to stop any further market timing activity in the Portfolios by such participant(s) or plan, or else the affected Portfolio(s) will be withdrawn as an investment option for that account.

Each Portfolio and EVD reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner’s financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. Each Portfolio and EVD may modify any terms or conditions of purchase of shares of any Portfolio (upon prior notice), or withdraw all or any part of the offering made by this Prospectus.

Dividends and Distributions

It is each Portfolio’s intention to distribute substantially all of its net investment income, if any, on an annual basis. For dividend purposes, net investment income of a Portfolio consists of interest income and dividends, less expenses. All realized net capital gains, if any, of each Portfolio are generally declared and distributed annually. All dividends and distributions are made to the Insurance Companies, not Policy owners, and are reinvested in additional shares of the applicable Portfolio at NAV rather than cash.

Disclaimers

Calvert VP S&P 500 Index Portfolio and Calvert VP S&P MidCap 400 Index Portfolio

The S&P 500 Index is an unmanaged index of common stocks comprising 500 industrial, financial, utility and transportation companies. The S&P MidCap 400 Index is an unmanaged index comprising 400 common stocks of mid-sized U.S. companies that aims to include 7% of the value of the domestic equity markets. “Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, “500”, “S&P MidCap 400 Index”, and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Calvert Variable Products, Inc. (“CVP”). CVP is not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”). S&P makes no representation or warranty, express or implied, to the beneficial owners of any CVP portfolio or any member of the public regarding the advisability of investing in securities generally or in any CVP portfolio particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P’s only relationship to CVP is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to CVP or any CVP Portfolio. S&P has no obligation to take the needs of CVP or the beneficial owners of any CVP Portfolio into consideration in

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the net asset value of any CVP Portfolio or the timing of the issuance or sale of shares of any CVP Portfolio. S&P has no obligation or liability in connection with the administration, marketing or trading of any CVP Portfolio.

Calvert VP Nasdaq 100 Index Portfolio

“Nasdaq” and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. (“Nasdaq”) and have been licensed for use for certain purposes by Calvert Variable Products, Inc. (“CVP”) and the Calvert VP Nasdaq 100 Index Portfolio. The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to CVP. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Calvert VP Nasdaq 100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to CVP, its use of the Nasdaq-100 Index, or any data included therein.

Calvert VP Russell 2000 Small Cap Index Portfolio

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Calvert Variable Products, Inc. (“CVP”) and the Calvert VP Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company’s publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of an investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the index or data included in the index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the index or any data included therein, or any security (or combination thereof) comprising the index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the index or any data or any security (or combination thereof) included therein.

Calvert VP EAFE International Index Portfolio

The Calvert VP EAFE International Index Portfolio is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Calvert Variable Products, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this Portfolio or any other person or entity regarding the advisability of investing in portfolios generally or in this Portfolio particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this Portfolio or the issuer or owners of this portfolio or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this Portfolio or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the prices or quantities of shares of this Portfolio to be issued or in the determination or calculation of the equation by or the consideration into which this portfolio is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this Portfolio or any other person or entity in connection with the administration, marketing or offering of this Portfolio. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI indexes from sources that MSCI considers reliable, none of the MSCI parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI index or any data included therein. None of the MSCI parties makes any warranty, express or implied, as to results to be obtained by the issuer of the Portfolio, owners of the Portfolio, or any other person or entity, from the use of any MSCI index or any data included therein.

None of the MSCI parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI Index or any data included therein. Further, none of the MSCI parties makes any express or implied warranties of any kind, and the MSCI parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

No purchaser, seller or holder of shares of this Portfolio, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this Portfolio without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Calvert VP Investment Grade Bond Index Portfolio

Bloomberg Barclays Capital Inc. and its affiliates (“Bloomberg Barclays”) is not the issuer or producer of Calvert VP Investment Grade Bond Index Portfolio and Bloomberg Barclays has no responsibilities, obligations or duties to investors in Calvert VP Investment Grade Bond Index Portfolio. The Bloomberg Barclays U.S. Aggregate Bond Index is a trademark owned by Bloomberg Barclays and licensed for use by Calvert Research and Management (the “Adviser”) and Eaton Vance Distributors, Inc. (the “principal underwriter”) of Calvert VP Investment Grade Bond Index Portfolio. Bloomberg Barclays only relationship with the Adviser and the Issuer in respect of the Bloomberg Barclays U.S. Aggregate Bond Index is the licensing of the Bloomberg Barclays U.S. Aggregate Bond Index, which is determined, composed and calculated by Bloomberg Barclays without regard to the Adviser or the Issuer or the Calvert VP Investment Grade Bond Index Portfolio or the owners of the Calvert VP Investment Grade Bond Index Portfolio. Additionally, the Adviser may for itself execute transaction(s) with Bloomberg Barclays in or relating to the Bloomberg Barclays U.S. Aggregate Bond Index in connection with Calvert VP Investment Grade Bond Index Portfolio investors acquiring Calvert VP Investment Grade Bond Index Portfolio from the Issuer and investors neither acquire any interest in the Bloomberg Barclays U.S. Aggregate Bond Index nor enter into any relationship of any kind whatsoever with Bloomberg Barclays upon making an investment in Calvert VP Investment Grade Bond Index Portfolio. The Calvert VP Investment Grade Bond Index Portfolio is not sponsored, endorsed, sold or promoted by Bloomberg Barclays. Bloomberg Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the Calvert VP Investment Grade Bond Index Portfolio or the advisability of investing in securities generally or the ability of the Bloomberg Barclays U.S. Aggregate Bond Index to track corresponding or relative market performance. Bloomberg Barclays has not passed on the legality or suitability of the Calvert VP Investment Grade Bond Index Portfolio with respect to any person or entity. Bloomberg Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Calvert VP Investment Grade Bond Index Portfolio to be issued. Bloomberg Barclays has no obligation to take the needs of the Adviser, the Issuer or the owners of the Calvert VP Investment Grade Bond Index Portfolio or any other third party into consideration in determining, composing or calculating the Bloomberg Barclays U.S. Aggregate Bond Index. Bloomberg Barclays has no obligation or liability in connection with administration, marketing or trading of the Calvert VP Investment Grade Bond Index Portfolio.

The licensing agreement between the Adviser and Bloomberg Barclays is solely for the benefit of the Adviser, Issuer and any Named Affiliates (as such is defined in such license agreement) and Bloomberg Barclays and not for the benefit of the owners of the Calvert VP Investment Grade Bond Index Portfolio, investors or other third parties.

Bloomberg Barclays shall have no liability to the issuer, investors or to other third parties for the quality, accuracy and/or completeness of the Bloomberg Barclays U.S. Aggregate Bond Index or any data included therein or for interruptions in the delivery of the Bloomberg Barclays U.S. Aggregate Bond Index. Bloomberg Barclays makes no warranty, express or implied, as to results to be obtained by the issuer, the investors or any other person or entity from the use of the Bloomberg Barclays U.S. Aggregate Bond Index or any data included therein. Bloomberg Barclays makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the  Bloomberg Barclays U.S. Aggregate Bond Index or any data included therein. Bloomberg Barclays reserves the right to change the methods of calculation or publication, or to cease the calculation or publication of the Bloomberg Barclays U.S. Aggregate Bond Index, and Bloomberg Barclays shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to any of the Bloomberg Barclays U.S. Aggregate Bond Index. Bloomberg Barclays shall not be liable for any damages, including, without limitation, any special, indirect or consequential damages or any lost profits even if advised of the possibility of such, resulting from the use of the Bloomberg Barclays U.S. Aggregate Bond Index or any data included therein or with respect to the Calvert VP Investment Grade Bond Index Portfolio.

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Portfolio “hedges,” two investments may not behave in relation to one another the way Portfolio managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due, or otherwise fail to discharge an obligation or commitment.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Currency risk

The risk that when a Portfolio buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency exchange rates may cause investment losses when a Portfolio’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Duration Risk

Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Extension risk

The risk that slower than anticipated payments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of the mortgage-backed security. In addition, if held to maturity, a Portfolio will not have access to the principal invested when expected and may have to forgo other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/“stripped” coupon securities (“strips”) are subject to greater interest rate risk. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed-income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Leverage risk

The risk that occurs in some securities or techniques that tends to magnify the effect of small changes in an index or a market.  Leverage can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.
Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.
Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated payments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium.  A Portfolio must also reinvest those assets at the current market rate, which may be lower.

Regulatory risk

The risk associated with employing certain investment instruments or techniques that are regulated by the Commodity Futures Trading Commission. See “Explanation of Investment Strategies Used by Certain Portfolios – All Portfolios except Calvert VP SRI Balanced Portfolio and Calvert VP SRI Mid Cap Portfolio – Index Futures and Options and  Calvert VP SRI Balanced Portfolio and Calvert VP SRI Mid Cap Portfolio – Futures Contracts”

Transaction risk	The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Glossary of Certain Market Indices

Bloomberg Barclays U.S. Aggregate Bond Index

The index is an unmanaged index of approximately 9,700 U.S. Treasury, government-related, and investment grade corporate and securitized fixed income securities with a total market value of $18 trillion as of December 31, 2015. The index is primarily comprised of: obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and publicly-traded or 144A corporate and securitized fixed-income securities that either have a rating of BBB or higher from Standard & Poor’s Ratings Services or Baa3 or higher from Moody’s Investors Service, Inc., or an equivalent rating from another nationally recognized statistical rating organization (“NRSRO”), or are expected to be rated at that level based on the actual ratings of the issuer’s other “index-eligible” fixed-income securities.  Certain securities, such as floating-rate issues, bonds with equity-type features, private placements, inflation-linked bonds, and SEC Rule 144A securities without registration rights, among others, are excluded from the index. As of December 31, 2015, the average maturity of the securities in the index was 7.9 years, the average coupon was 3.2% and the modified duration was 5.7 years. The index includes all “index-eligible” securities that meet minimum par amounts outstanding.

Bloomberg Barclays U.S. Aggregate Float Adjusted Index

The index measures the total universe of public, taxable, investment-grade, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities-all with maturities of more than 1 year.  As of December 31, 2015, the index was comprised of approximately 9,700 bonds.

Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index

The Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index measures the investment return of U.S. dollar denominated, investment-grade, fixed rate, taxable securities issued by industrial, utility, and financial companies with maturities between 1 and 5 years.  As of December 31, 2015, the average coupon was 3.66% and the average maturity was 2.9 years.

Bloomberg Barclays U.S. Credit 5-10 Year Index

The index consists of securities in the 5 to 10 year maturity range of the Bloomberg Barclays U.S. Credit Index.  The U.S. Credit Index consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.  As of December 31, 2015, the average coupon was 3.8% and the average maturity was 7.4 years.

Bloomberg Barclays U.S. Intermediate Credit Index

The index consists of securities in the intermediate maturity range of the Bloomberg Barclays U.S. Credit Index.  The U.S. Credit Index consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.  As of December 31, 2015, the average coupon was 3.6% and the average maturity was 4.8 years.

Bloomberg Barclays U.S. Mortgage-Backed Securities Index	The index covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. As of December 31, 2015, the average coupon was 3.7% and the average life was 6.9 years.
Bloomberg Barclays U.S. Treasury 20+ Year Index	The index consists of obligations of the U.S. Treasury with a maturity of 20 years or more. As of December 31, 2015, the average coupon was 3.4% and the average maturity was 26.8 years.
Bloomberg Barclays U.S. Treasury 7-10 Year Index

The index consists of obligations of the U.S. Treasury with a maturity from 7 up to (but not including) 10 years.  As of December 31, 2015, the average coupon was 2.4% and the average maturity was 8.5 years.

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index

The index measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.”  These securities are issued by the U.S. Treasury and are structured to provide protection against inflation by directly or indirectly adjusting the value of the bond’s principal or the interest income paid based (directly or indirectly) on changes in the official inflation measures reported by the U.S. Bureau of Labor Statistics.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Bloomberg Barclays High Yield Very Liquid Index

The index measures the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.” The index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s Investors Service, Inc., Fitch Ratings Inc., or Standard & Poor’s, Inc., respectively, and have $600 million or more of outstanding face value. The index includes only corporate sectors.

Bloomberg Commodity Index Total Return

The index is designed to provide diversified commodity exposure with weightings based on the liquidity and economic significance of each underlying commodity.  The index measures the collateralized returns from a basket of 19 commodity futures contracts representing the energy, precious metals, industrial metals, grains, softs and livestock sectors. In addition, the index is rebalanced once per year to ensure that no commodity sector may constitute more than 33% of the Index as of the date of such rebalancing.

Bloomberg Grains Subindex Total Return

The index is a commodity group subindex of the Bloomberg CITR, and is formerly known as the Dow Jones-UBS Grains Subindex Total Return. The index is composed of futures contracts on corn, soybeans and wheat. It reflects the return on fully collateralized futures positions and is quoted in USD.

DBIQ Optimum Yield Industrial Metals Index Excess Return

The index is intended to reflect the changes in market value, over time, positive or negative, in certain widely used base metals.  It is based on three commodity futures - aluminum, zinc and copper (grade A).  The index is calculated on an excess return, or unfunded basis, and is rolled in a manner that seeks to optimize the yield by aiming to maximize the roll benefits in backward-dated markets and minimizing the losses from rolling in contangoed markets.

DBIQ Optimum Yield Precious Metals Index Excess Return

The index is intended to reflect the changes in market value, over time, positive or negative, in the precious metals sector.  It is based on two commodity futures - gold and silver.  The index is calculated on an excess return, or unfunded basis, and is rolled in a manner that seeks to optimize the yield by aiming to maximize the roll benefits in backward-dated markets and minimizing the losses from rolling in contangoed markets.

Deutsche Bank Emerging Market USD Liquid Balanced Index

The Deutsche Bank Emerging Market USD Liquid Balanced Index consists of USD denominated government bonds issued by approximately 22 emerging market countries.  As of December 31, 2015, the average yield to maturity was 6.7% and the average maturity was 13.2 years.

Dow Jones U.S. Select Oil Exploration & Production Index

The index measures the performance of the oil exploration and production sub-sector of the U.S. equity market, and includes companies that are engaged in the exploration for, and drilling, production, refining, and supply of, oil and gas products. The index may include small-, mid-, and large-capitalization companies, and its components primarily include oil and gas companies.

FTSE Developed All Cap ex U.S. Index

The index comprises large, mid, and small cap stocks providing coverage of developed markets, excluding the United States.  As of December 31, 2015, the market capitalization of index companies ranged from $23 million to $233 billion with a median level of $952 million and an average level of $4.3 billion.

FTSE Emerging Markets China A Inclusion Index

The index is a market-capitalization weighted index representing the performance of approximately 1,600 large, mid, and small cap companies in 21 emerging markets. As of December 31, 2015, the market capitalization of index companies ranged from $23 million to $105 billion with a median level of $612 million and an average level of $1.9 billion.

Markit iBoxx USD Liquid Investment Grade Index

The index is designed to provide a balanced representation of the U.S. investment-grade corporate bond market.  It is a subset of the broader U.S. Dollar corporate bond market.  As of December 31, 2015, the average maturity was 12 years.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Market Vectors U.S. Listed Oil Services 25 Index

The index is a modified market cap weighted index that tracks the performance of the largest and most liquid U.S.-listed companies that derive at least 50% of their revenues from oil services. The pure-play index contains only companies which are engaged primarily in oil equipment, oil services or oil drilling. The index has a target coverage of 25 companies and applies size and liquidity screens to potential index components in an effort to enhance investability.

MSCI U.S. Investable Market Energy 25/50 Index

The index is comprised of stocks of small-, mid-, and large-capitalization U.S. companies within the energy sector, as classified under the Global Industry Classification Standard (GICS). The GICS energy sector is made up of companies whose businesses are dominated by the following activities: (i) the construction or provision of oil rigs, drilling equipment, and other energy-related equipment and services (such as seismic data collection); or (ii) companies engaged in the exploration, production, marketing, refining, and/or transportation of oil and gas products.

MSCI U.S. REIT Index	The index is a benchmark of U.S. property trusts that cover about two-thirds of the value of the entire U.S. REIT market.
NASDAQ 100 Index

The index is an unmanaged index of approximately 100 common stocks of the largest domestic and international non-financial companies on the broader NASDAQ Composite Index based on market capitalization. As of December 31, 2015, the market capitalization of index companies ranged from $4.0 billion to $583.6 billion with a median level of $20.8 billion and an average level of $50.7 billion.  The index is modified capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than a company whose securities have a smaller market capitalization.

NYSE Arca Gold Miners Index

The index is intended to track the overall performance of companies involved in the gold mining industry.  It is a modified market capitalization-weighted index, and provides exposure to publicly traded companies worldwide involved primarily in gold mining, representing a diversified blend of small-, mid- and large-capitalization stocks.

Russell 2000 Index

The index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000 is a subset of the Russell 3000 Index.  As of December 31, 2015 the market capitalization of index companies ranged from $14 million to $6.4 billion with a median level of $701 million and a weighted average level of $1.9 billion.

S&P 500 Index

The index is a stock market index based on the common stock prices of the 500 top publicly traded American companies, as determined by S&P.  As of December 31, 2015 the market capitalization of index companies ranged from $1.8 billion to $586.9 billion with a median level of $17.5 billion and an average level of $37.3 billion.  The index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than companies with smaller market capitalizations.

S&P 500 Growth

The index measures the performance of the growth sector of the S&P 500.  As of December 31, 2015 the market capitalization of index companies ranged from $3.5 billion to $586.9 billion with a median level of $19.3 billion and an average level of $40.8 billion.  The index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than companies with smaller market capitalizations.

S&P 500 Value

The index measures the performance of the value sector of the S&P 500.  As of December 31, 2015 the market capitalization of index companies ranged from $1.8 billion to $325.5 billion with a median level of $16.2 billion and an average level of $34.4 billion.  The index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than companies with smaller market capitalizations.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

S&P Energy Select Sector Index

The index is comprised of all components of the S&P 500 that are assigned to one of nine select sector indices, which track major economic segments and are highly liquid sector benchmarks.  Membership within each sector is aligned with the Global Industry Classification Standard (GICS), with the exception of the Technology Select Sector, the membership of which is a combination of the GICS information Technology and Telecommunication Services Sectors.

S&P Metals and Mining Select Industry Index

The index represents the metals and mining sub-industry portion of the S&P Total Market Index, which tracks all the U.S. common stocks listed on the NYSE, American Stock Exchange, NASDAQ National Market and the NASDAQ Small Cap exchanges. The index is an equal weighted market cap index.

S&P MidCap 400 Index

The index is an unmanaged index comprised of 400 common stocks of mid-sized U.S. companies.  As of December 31, 2015 the market capitalization of index companies ranged from $661 million to $12.6 billion with a median level of $3.3 billion and an average level of $3.8 billion. The index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the index’s value than companies with smaller market capitalizations.

S&P MidCap 400 Growth Index

The index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the S&P MidCap 400 Index and consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest growth characteristics. As of December 31, 2015 the market capitalization of index companies ranged from $1.2 billion to $12.6 billion with a median level of $4.2 billion and an average level of $4.6 billion.

S&P MidCap 400 Value Index

The index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the S&P MidCap 400 Index and consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest value characteristics. As of December 31, 2015 the market capitalization of index companies ranged from $661 million to $12.6 billion with a median level of $3.0 billion and an average level of $3.4 billion.

S&P North American Natural Resources Index

The index measures the performance of U.S.-traded stocks of natural resource-related companies in the United States and Canada. The index includes companies in the following categories: producers of oil, gas and consumable fuels, providers of energy equipment and services, metals and mining companies, manufacturers of paper and forest products, and producers of construction materials, containers and packaging. The index may include small-, mid- or large-capitalization companies.

Thompson Reuters Equal Weight Continuous Commodity Total Return Index

The index is the CRB index in its original equal weight form from 1957. The CRB index has undergone periodic updates as commodity markets have evolved and is now known as the Thomson Reuters/Core Commodity CRB Index (TR/CC - CRB Index), consisting of 17 commodities.  The 17 commodity futures that are continuously rebalanced are cocoa, coffee ‘C’, copper, corn, cotton, crude oil, gold, heating oil, lean hogs, live cattle, natural gas, soy oil, platinum, silver, soybeans, sugar No. 11 and wheat.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Financial Highlights

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five (5) fiscal years (or if shorter, the period of the Portfolio’s operations).  Each Portfolio’s fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio’s financial statements, which were audited by KPMG LLP. Their report, along with each Portfolio’s financial statements, is included in each Portfolio’s Annual Report, which is available upon request.

	Calvert VP SRI Balanced Portfolio
	Years Ended
Class I Shares	December 31, 2015(a)	December 31, 2014(a)	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning	$2.05	$2.04	$1.91	$1.75	$1.70
Income from investment operations:
Net investment income	0.04	0.03	0.02	0.02	0.02
Net realized and unrealized gain (loss)	(0.08)	0.16	0.32	0.16	0.05
Total from investment operations	(0.04)	0.19	0.34	0.18	0.07
Distributions from:
Net investment income	—(b)	(0.03)	(0.02)	(0.02	(0.02)
Net realized gain	(0.01)	(0.15)	(0.19)	—	—
Total distributions	(0.01)	(0.18)	(0.21)	(0.02)	(0.02)
Total increase (decrease) in net asset value	(0.05)	0.01	0.13	0.16	0.05
Net asset value, ending	$2.00	$2.05	$2.04	$1.91	$1.75
Total return(c)	(1.90%)	9.60%	18.00%	10.51%	4.56%
Ratios to average net assets:(d)
Net investment income	1.73%	1.58%	1.07%	1.10%	1.37%
Total expenses	0.85%	0.86%	0.90%	0.90%	0.91%
Net expenses	0.84%	0.86%	0.90%	0.90%	0.91%
Portfolio turnover	90%	97%	161%	150%	121%
Net assets, ending (in thousands)	$323,676	$354,585	$339,494	$305,198	$354,038

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount is less than $.01 per share.

(c)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP SRI Balanced Portfolio
	Years Ended
Class F Shares	December 31, 2015(a)	December 31, 2014(a)	December 31, 2013(b)
Net asset value, beginning	$2.09	$2.06	$2.22
Income from investment operations:
Net investment income	0.03	0.03	0.01
Net realized and unrealized gain (loss)	(0.08)	0.16	0.02
Total from investment operations	(0.05)	0.19	0.03
Distributions from:
Net investment income	—	(0.01)	—(c)
Net realized gain	(0.01)	(0.15)	(0.19)
Return of capital	—	—	—
Total distributions	(0.01)	(0.16)	(0.19)
Total increase (decrease) in net asset value	(0.06)	0.03	(0.16)
Net asset value, ending	$2.03	$2.09	$2.06
Total return(d)	(2.46%)	9.18%	1.31%
Ratios to average net assets(e)
Net investment income	1.49%	1.36%	0.99%(f)
Total expenses	1.74%	14.91%	1.15%(f)
Net expenses	1.15%	1.15%	1.15%(f)
Portfolio turnover	90%	97%	161%
Net assets, ending (in thousands)	$324	$35	$2

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From October 18, 2013 inception.

(c)

Amount is less than $0.01 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(f)

Annualized.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP SRI Mid Cap Portfolio
	Years Ended
	December 31, 2015(a)	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning	$33.17	$37.74	$32.66	$31.66	$32.97
Income from investment operations:
Net investment loss	(0.02)	(0.02)	(0.12)	(0.06)	(0.18)
Net realized and unrealized gain (loss)	(1.06)	3.15	9.75	5.27	0.95
Total from investment operations	(1.08)	3.13	9.63	5.21	0.77
Distributions from:
Net realized gain	(1.08)	(7.70)	(4.55)	(4.21)	(2.08)
Total distributions	(1.08)	(7.70)	(4.55)	(4.21)	(2.08)
Total increase (decrease) in net asset value	(2.16)	(4.57)	5.08	1.00	(1.31)
Net asset value, ending	$31.01	$33.17	$37.74	$32.66	$31.66
Total return(b)	(3.31%)	8.09%	29.90%	16.75%	2.30%
Ratios to average net assets:(c)
Net investment loss	(0.05%)	(0.06%)	(0.35%)	(0.19%)	(0.52%)
Total expenses	1.10%	1.16%	1.15%	1.12%	1.16%
Net expenses	1.09%	1.16%	1.15%	1.12%	1.16%
Portfolio turnover	94%	91%	69%	61%	47%
Net assets, ending (in thousands)	$49,584	$50,716	$53,780	$42,232	$40,293

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP S&P 500 Index Portfolio
	Years Ended
	December 31, 2015(a)	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning	$113.07	$110.62	$86.62	$76.32	$78.77
Income from investment operations:
Net investment income	1.88	1.94	1.81	1.63	1.27
Net realized and unrealized gain (loss)	(0.74)	12.80	25.72	10.21	0.11
Total from investment operations	1.14	14.74	27.53	11.84	1.38
Distributions from:
Net investment income	(0.21)	(1.95)	(1.95)	(1.54)	(1.25)
Net realized gain	(1.93)	(10.34)	(1.58)	—	(2.58)
Total distributions	(2.14)	(12.29)	(3.53)	(1.54)	(3.83)
Total increase (decrease) in net asset value	(1.00)	2.45	24.00	10.30	(2.45)
Net asset value, ending	$112.07	$113.07	$110.62	$86.62	$76.32
Total return(b)	0.98%	13.21%	31.87%	15.55%	1.73%
Ratios to average net assets:(c)
Net investment income	1.65%	1.59%	1.69%	1.90%	1.70%
Total expenses	0.46%	0.46%	0.48%	0.45%	0.46%
Net expenses	0.42%	0.42%	0.42%	0.41%	0.39%
Portfolio turnover	4%	9%	11%	5%	7%
Net assets, ending (in thousands)	$347,965	$361,482	$353,688	$285,405	$259,068

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP S&P Midcap 400 Index Portfolio
	Years Ended
Class I Shares	December 31, 2015(a)	December 31, 2014 (a)	December 31, 2013 (a)	December 31, 2012 (a)	December 31, 2011 (a)
Net asset value, beginning	$95.73	$96.10	$75.22	$66.38	$68.39
Income from investment operations:
Net investment income	1.02	1.00	0.88	0.86	0.59
Net realized and unrealized gain (loss)	(3.56)	7.99	23.70	10.58	(2.12)
Total from investment operations	(2.54)	8.99	24.58	11.44	(1.53)
Distributions from:
Net investment income	(0.09)	(1.01)	(0.82)	(0.72)	(0.48)
Net realized gain	(1.58)	(8.35)	(2.88)	(1.88)	—
Total distributions	(1.67)	(9.36)	(3.70)	(2.60)	(0.48)
Total increase (decrease) in net asset value	(4.21)	(0.37)	20.88	8.84	(2.01)
Net asset value, ending	$91.52	$95.73	$96.10	$75.22	$66.38
Total return(b)	(2.68%)	9.25%	32.82%	17.31%	(2.24%)
Ratios to average net assets: (c)
Net investment income	1.05%	1.01%	1.00%	1.17%	0.85%
Total expenses	0.54%	0.53%	0.52%	0.53%	0.56%
Net expenses	0.54%	0.53%	0.52%	0.53%	0.55%
Portfolio turnover	13%	14%	12%	10%	16%
Net assets, ending (in thousands)	$222,462	$241,929	$244,903	$188,872	$178,563

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP S&P Midcap 400 Index Portfolio
	Years Ended
Class F Shares	December 31, 2015(a)	December 31, 2014(a)	December 31, 2013(a)	December 31, 2012(a)	December 31, 2011(a)
Net asset value, beginning	$97.20	$97.32	$76.04	$67.03	$69.00
Income from investment operations:
Net investment income	0.85	0.81	0.65	0.71	0.44
Net realized and unrealized gain (loss)	(3.64)	8.04	23.94	10.64	(2.14)
Total from investment operations	(2.79)	8.85	24.59	11.35	(1.70)
Distributions from:
Net investment income	—	(0.62)	(0.43)	(0.46)	(0.27)
Net realized gain	(1.58)	(8.35)	(2.88)	(1.88)	—
Total distributions	(1.58)	(8.97)	(3.31)	(2.34)	(0.27)
Total increase (decrease) in net asset value	(4.37)	(0.12)	21.28	9.01	(1.97)
Net asset value, ending	$92.83	$97.20	$97.32	$76.04	$67.03
Total return(b)	(2.90%)	9.00%	32.47%	16.99%	(2.47%)
Ratios to average net assets: (c)
Net investment income	0.86%	0.81%	0.73%	0.95%	0.63%
Total expenses	0.77%	0.75%	0.90%	0.86%	0.93%
Net expenses	0.77%	0.75%	0.81%	0.80%	0.79%
Portfolio turnover	13%	14%	12%	10%	16%
Net assets, ending (in thousands)	$13,051	$8,601	$6,148	$2,677	$1,698

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP NASDAQ 100 Index Portfolio
	Years Ended
Class I Shares	December 31, 2015 (a)	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning	$45.59	$42.98	$32.57	$29.67	$30.46
Income from investment operations:
Net investment income	0.29	0.53	0.32	0.28	0.09
Net realized and unrealized gain (loss)	3.87	7.55	11.39	4.90	0.83
Total from investment operations	4.16	8.08	11.71	5.18	0.92
Distributions from:
Net investment income	(0.03)	(0.57)	(0.32)	(0.24)	(0.09)
Net realized gain	(0.81)	(4.90)	(0.98)	(2.04)	(1.62)
Total distributions	(0.84)	(5.47)	(1.30)	(2.28)	(1.71)
Total increase (decrease) in net asset value	3.32	2.61	10.41	2.90	(0.79)
Net asset value, ending	$48.91	$45.59	$42.98	$32.57	$29.67
Total return(b)	9.07%	18.66%	36.05%	17.62%	3.02%
Ratios to average net assets: (c)
Net investment income	0.61%	1.07%	0.80%	0.84%	0.27%
Total expenses	0.62%	0.63%	0.61%	0.63%	0.67%
Net expenses	0.62%	0.63%	0.61%	0.63%	0.65%
Portfolio turnover	8%	11%	13%	17%	23%
Net assets, ending (in thousands)	$93,676	$82,697	$80,774	$64,689	$53,984

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP NASDAQ 100 Index Portfolio
Period Ended
Class F Shares	December 31, 2015 (a)(b)
Net asset value, beginning	$50.24
Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain (loss)	(0.58)
Total from investment operations	(0.52)
Distributions from:
Net realized gain	(0.81)
Total distributions	(0.81)
Total increase (decrease) in net asset value	(1.33)
Net asset value, ending	$48.91
Total return(c)	(1.07%)
Ratios to average net assets (d)
Net investment income	0.71%(e)
Total expenses	0.87%(e)
Net expenses	0.87%(e)
Portfolio turnover	8%
Net assets, ending (in thousands)	$99

(a)

From October 30, 2015 inception.

(b)

Per share figures are calculated using the Average Shares Method.

(c)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e)

Annualized.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP Russell 2000 Small Cap Index Portfolio
	Years Ended
Class I Shares	December 31, 2015 (a)	December 31, 2014	December 31, 2013	December 31, 2012 (a)	December 31, 2011
Net asset value, beginning	$75.83	$82.34	$62.39	$57.44	$62.98
Income from investment operations:
Net investment income	0.55	0.50	0.56	0.87	0.44
Net realized and unrealized gain (loss)	(4.44)	2.99	22.96	7.95	(3.50)
Total from investment operations	(3.89)	3.49	23.52	8.82	(3.06)
Distributions from:
Net investment income	(0.12)	(0.48)	(0.58)	(0.63)	(0.33)
Net realized gain	(2.10)	(9.52)	(2.99)	(3.24)	(2.15)
Total distributions	(2.22)	(10.00)	(3.57)	(3.87)	(2.48)
Total increase (decrease) in net asset value	(6.11)	(6.51)	19.95	4.95	(5.54)
Net asset value, ending	$69.72	$75.83	$82.34	$62.39	$57.44
Total return(b)	(5.19%)	4.15%	37.89%	15.50%	(4.89%)
Ratios to average net assets: (c)
Net investment income	0.72%	0.63%	0.75%	1.40%	0.60%
Total expenses	0.79%	0.75%	0.69%	0.76%	0.79%
Net expenses	0.74%	0.74%	0.69%	0.73%	0.71%
Portfolio turnover	14%	21%	11%	13%	17%
Net assets, ending (in thousands)	$119,674	$150,532	$141,111	$106,827	$90,325

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP Russell 2000 Small Cap Index Portfolio
	Years Ended
Class F Shares	December 31, 2015 (a)	December 31, 2014	December 31, 2013	December 31, 2012 (a)	December 31, 2011
Net asset value, beginning	$76.31	$82.79	$62.68	$57.69	$63.21
Income from investment operations:
Net investment income	0.40	0.31	0.36	0.77	0.25
Net realized and unrealized gain (loss)	(4.48)	3.01	23.11	7.94	(3.44)
Total from investment operations	(4.08)	3.32	23.47	8.71	(3.19)
Distributions from:
Net investment income	—	(0.28)	(0.37)	(0.48)	(0.18)
Net realized gain	(2.10)	(9.52)	(2.99)	(3.24)	(2.15)
Total distributions	(2.10)	(9.80)	(3.36)	(3.72)	(2.33)
Total increase (decrease) in net asset value	(6.18)	(6.48)	20.11	4.99	(5.52)
Net asset value, ending	$70.13	$76.31	$82.79	$62.68	$57.69
Total return(b)	(5.40%)	3.93%	37.62%	15.23%	(5.07%)
Ratios to average net assets (c)
Net investment income	0.52%	0.43%	0.55%	1.23%	0.42%
Total expenses	1.01%	0.98%	0.90%	0.99%	1.03%
Net expenses	0.95%	0.95%	0.90%	0.94%	0.92%
Portfolio turnover	14%	21%	11%	13%	17%
Net assets, ending (in thousands)	$17,439	$17,153	$15,007	$9,323	$6,638

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP EAFE International Index Portfolio
	Years Ended
Class I Shares	December 31, 2015(a)	December 31, 2014(a)	December 31, 2013(a)	December 31, 2012(a)	December 31, 2011(a)
Net asset value, beginning	$78.33	$85.97	$72.87	$63.54	$74.78
Income from investment operations:
Net investment income	1.63	2.24	1.70	1.70	1.85
Net realized and unrealized gain (loss)	(2.88)	(7.75)	13.34	9.30	(11.37)
Total from investment operations	(1.25)	(5.51)	15.04	11.00	(9.52)
Distributions from:
Net investment income	(0.21)	(2.13)	(1.94)	(1.67)	(1.72)
Net realized gain	—	—	—	—	—
Total distributions	(0.21)	(2.13)	(1.94)	(1.67)	(1.72)
Total increase (decrease) in net asset value	(1.46)	(7.64)	13.10	9.33	(11.24)
Net asset value, ending	$76.87	$78.33	$85.97	$72.87	$63.54
Total return (b)	(1.61%)	(6.44%)	20.72%	17.34%	(12.71%)
Ratios to average net assets: (c)
Net investment income	2.01%	2.63%	2.15%	2.51%	2.53%
Total expenses	0.95%	0.98%	0.97%	0.96%	1.00%
Net expenses	0.95%	0.98%	0.97%	0.96%	0.95%
Portfolio turnover	10%	28%	12%	16%	24%
Net assets, ending (in thousands)	$154,811	$170,425	$159,182	$142,443	$122,329

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP EAFE International Index Portfolio
	Years Ended
Class F Shares	December 31, 2015 (a)	December 31, 2014 (a)	December 31, 2013 (a)	December 31, 2012 (a)	December 31, 2011 (a)
Net asset value, beginning	$78.93	$86.41	$73.19	$65.66	$76.90
Income from investment operations:
Net investment income	1.44	2.03	1.49	1.80	1.67
Net realized and unrealized gain (loss)	(2.90)	(7.74)	13.44	9.36	(11.60)
Total from investment operations	(1.46)	(5.71)	14.93	11.16	(9.93)
Distributions from:
Net investment income	(0.02)	(1.77)	(1.71)	(3.63)	(1.31)
Net realized gain	—	—	—	—	—
Total distributions	(0.02)	(1.77)	(1.71)	(3.63)	(1.31)
Total increase (decrease) in net asset value	(1.48)	(7.48)	13.22	7.53	(11.24)
Net asset value, ending	$77.45	$78.93	$86.41	$73.19	$65.66
Total return (b)	(1.84%)	(6.62%)	20.47%	17.05%	(12.90%)
Ratios to average net assets (c)
Net investment income	1.75%	2.37%	1.85%	2.66%	2.24%
Total expenses	1.24%	1.32%	1.26%	1.25%	1.25%
Net expenses	1.19%	1.19%	1.19%	1.18%	1.16%
Portfolio turnover	10%	28%	12%	16%	24%
Net assets, ending (in thousands)	$3,906	$3,926	$3,131	$2,150	$6,429

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP Investment Grade Bond Index Portfolio
	Years Ended
Class I Shares	December 31, 2015 (a)	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (a)
Net asset value, beginning	$54.90	$53.11	$56.06	$55.50	$52.80
Income from investment operations:
Net investment income	1.19	1.19	1.03	1.08	1.42
Net realized and unrealized gain (loss)	(1.17)	1.96	(2.59)	1.04	3.01
Total from investment operations	0.02	3.15	(1.56)	2.12	4.43
Distributions from:
Net investment income	(0.08)	(1.36)	(1.31)	(1.28)	(1.35)
Net realized gain	—	—	(0.08)	(0.28)	(0.38)
Total distributions	(0.08)	(1.36)	(1.39)	(1.56)	(1.73)
Total increase (decrease) in net asset value	(0.06)	1.79	(2.95)	0.56	2.70
Net asset value, ending	$54.84	$54.90	$53.11	$56.06	$55.50
Total return(b)	0.04%	5.93%	(2.80%)	3.83%	8.39%
Ratios to average net assets: (c)
Net investment income	2.16%	2.17%	1.84%	2.07%	2.58%
Total expenses	0.52%	0.50%	0.50%	0.49%	0.50%
Net expenses	0.52%	0.50%	0.50%	0.49%	0.50%
Portfolio turnover	6%	24%	41%	43%	40%
Net assets, ending (in thousands)	$190,437	$211,930	$199,633	$203,442	$168,830

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Calvert VP Investment Grade Bond Index Portfolio
Period Ended
Class F Shares	December 31, 2015(a)(b)
Net asset value, beginning	$55.33
Income from investment operations:
Net investment income	0.19
Net realized and unrealized gain (loss)	(0.62)
Total from investment operations	(0.43)
Distributions from:
Net investment income	(0.11)
Total distributions	(0.11)
Total increase (decrease) in net asset value	(0.54)
Net asset value, ending	$54.79
Total return(c)	(0.78%)
Ratios to average net assets (d)
Net investment income	2.01%(e)
Total expenses	0.78%(e)
Net expenses	0.78%(e)
Portfolio turnover	6%
Net assets, ending (in thousands)	$99

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From October 30, 2015 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e)

Annualized.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP Volatility Managed Moderate Portfolio
	Periods Ended
Class F Shares	December 31, 2015 (a)	December 31, 2014 (a)	December 31, 2013 (a)(b)
Net asset value, beginning	$16.01	$15.17	$15.00
Income from investment operations:
Net investment income	0.23	0.29	0.21
Net realized and unrealized gain (loss)	(0.42)	0.81	0.08
Total from investment operations	(0.19)	1.10	0.29
Distributions from:
Net investment income	(0.22)	(0.16)	(0.12)
Net realized gain	(0.10)	(0.10)	—
Total distributions	(0.32)	(0.26)	(0.12)
Total increase (decrease) in net asset value	(0.51)	0.84	0.17
Net asset value, ending	$15.50	$16.01	$15.17
Total return(c)	(1.22%)	7.25%	1.97%
Ratios to average net assets: (d)(e)
Net investment income	1.42%	1.80%	2.10%(f)
Total expenses	0.88%	0.93%	1.60%(f)
Net expenses	0.83%	0.83%	0.83%(f)
Portfolio turnover	21%	36%	3%
Net assets, ending (in thousands)	$96,245	$99,765	$9,164

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From April 30, 2013 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e)

Amounts do not include the income or expenses of the Underlying Funds.

(f)

Annualized.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP Volatility Managed Moderate Growth Portfolio
	Periods Ended
Class F Shares	December 31, 2015 (a)	December 31, 2014 (a)	December 31, 2013 (a)(b)
Net asset value, beginning	$16.20	$15.47	$15.00
Income from investment operations:
Net investment income	0.24	0.26	0.20
Net realized and unrealized gain (loss)	(0.61)	0.82	0.39
Total from investment operations	(0.37)	1.08	0.59
Distributions from:
Net investment income	(0.16)	(0.17)	(0.12)
Net realized gain	(0.02)	(0.18)	—
Total distributions	(0.18)	(0.35)	(0.12)
Total increase (decrease) in net asset value	(0.55)	0.73	0.47
Net asset value, ending	$15.65	$16.20	$15.47
Total return(c)	(2.29%)	6.99%	3.94%
Ratios to average net assets: (d)(e)
Net investment income	1.48%	1.64%	2.06%(f)
Total expenses	0.90%	1.06%	1.41%(f)
Net expenses	0.83%	0.83%	0.83%(f)
Portfolio turnover	16%	46%	6%
Net assets, ending (in thousands)	$64,310	$35,428	$13,659

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From April 30, 2013 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e)

Amounts do not include the income or expenses of the Underlying Funds.

(f)

Annualized.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

	Calvert VP Volatility Managed Growth Portfolio
	Periods Ended
Class F Shares	December 31, 2015 (a)	December 31, 2014 (a)	December 31, 2013 (a)(b)
Net asset value, beginning	$16.60	$15.88	$15.00
Income from investment operations:
Net investment income	0.23	0.26	0.21
Net realized and unrealized gain (loss)	(0.82)	0.63	0.78
Total from investment operations	(0.59)	0.89	0.99
Distributions from:
Net investment income	(0.19)	(0.17)	(0.11)
Net realized gain	—(c)	—	—
Total distributions	(0.19)	(0.17)	(0.11)
Total increase (decrease) in net asset value	(0.78)	0.72	0.88
Net asset value, ending	$15.82	$16.60	$15.88
Total return(d)	(3.51%)	5.61%	6.59%
Ratios to average net assets: (e)(f)
Net investment income	1.37%	1.57%	2.12%(g)
Total expenses	0.86%	0.94%	1.25%(g)
Net expenses	0.83%	0.83%	0.83%(g)
Portfolio turnover	17%	30%	1%
Net assets, ending (in thousands)	$113,084	$82,389	$25,709

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From April 30, 2013 inception.

(c)

Amount is less than $0.01 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(f)

Amounts do not include the income or expenses of the Underlying Funds.

(g)

Annualized.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Appendix:  The Calvert Principles for Responsible Investment

We believe that most corporations and other issuers of securities deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors.  As a responsible investor, Calvert Research and Management seeks to invest in issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.

Calvert seeks to invest in issuers that balance the needs of financial and nonfinancial stakeholders and demonstrate a commitment to the global commons, as well as to the rights of individuals and communities.

The Calvert Principles for Responsible Investment (Calvert Principles) provide a framework for Calvert’s evaluation of investments and guide Calvert’s stewardship on behalf of clients through active engagement with issuers.  The Calvert Principles seek to identify companies and other issuers that operate in a manner that is consistent with or promote:

Environmental Sustainability and Resource Efficiency

•

Reduce the negative impact of operations and practices on the environment

•

Manage water scarcity and ensure efficient and equitable access to clean sources

•

Mitigate impact on all types of natural capital

•

Diminish climate-related risks and reduce carbon emissions

•

Drive sustainability innovation and resource efficiency through business operations or other activities, products and services

Equitable Societies and Respect for Human Rights

•

Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

•

Respect human rights, respect culture and tradition in local communities and economies, and respect Indigenous Peoples’ Rights

•

Promote diversity and gender equity across workplaces, marketplaces and communities

•

Demonstrate a commitment to employees by promoting development, communication, appropriate economic opportunity and decent workplace standards

•

Respect the health and well-being of consumers and other users of products and services by promoting product safety

Accountable Governance and Transparency

•

Provide responsible stewardship of capital in the best interests of shareholders and debtholders

•

Exhibit accountable governance and develop effective boards or other governing bodies that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

•

Include environmental and social risks, impacts and performance in material financial disclosures to inform shareholders and debtholders, benefit stakeholders and contribute to strategy

•

Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

•

Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust

Calvert’s commitment to these Principles signifies continuing focus on investing in issuers with superior responsibility and sustainability characteristics. The application of the Calvert Principles generally precludes investments in issuers that:

•

Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.

•

Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•

Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•

Demonstrate poor governance or engage in harmful or unethical practices.

•

Manufacture tobacco products.

•

Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

•

Manufacture or significant and direct involvement in the sale of firearms and/or ammunition.

•

Manufacture, design or sell weapons, or the critical components of weapons that violate international humanitarian law; or manufacture, design or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•

Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

An investment in a particular company or other issuer does not constitute Calvert’s endorsement or validation of the issuer, and the absence of a particular investment from a managed portfolio does not necessarily indicate that the issuer operates in a manner that is inconsistent with the Calvert Principles.

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

Open an Account:

800-368-2748

Performance and Prices:

www.calvert.com

24 hours, 7 days a week

Service for Existing Accounts:

Shareholders 800-368-2745
Brokers 800-368-2746

Calvert Office:

4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

Principal Underwriter

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA  02110

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017

For investors who want more information about the Portfolios, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders. In each Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Portfolio provides more detailed information about the Portfolio, including a description of each Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Portfolio is incorporated into this Prospectus by reference, which means it is legally considered to be part of this Prospectus.

You can get free copies of reports and the SAIs, request other information and discuss your questions about the Portfolios by contacting your financial professional, or the Portfolios at:

Calvert Funds
P.O. Box 219544
Kansas City, MO 64121-9544
Telephone: 1-800-368-2745

Each Portfolio also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address:

www.calvert.com

You can review and copy information about a Portfolio (including its SAI) at the SEC’s Public Reference Room at 100 F Steet, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

The Portfolios enter into contractual arrangements with various parties, including, among others, the Adviser, who provide services to the Portfolios.  Shareholders of the Portfolios are not parties to, or third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements cannot be enforced by shareholders of the Portfolios.

Neither this Prospectus, the SAI nor any document filed as an exhibit to the Funds’ registration statement is intended to give rise to any agreement or contract between a Fund and any shareholder, or give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Investment Company Act file:

No: 811-03591 Calvert Variable Series, Inc. (Calvert VP SRI Balanced Portfolio, Calvert VP SRI Mid Cap Portfolio)

No: 811-04000 Calvert Variable Products, Inc. (Calvert VP S&P 500 Index Portfolio, Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP Russell 2000 Small Cap Index Portfolio, Calvert VP EAFE International Index Portfolio, Calvert VP Nasdaq 100 Index Portfolio, Calvert VP Investment Grade Bond Index Portfolio, Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio, and Calvert VP Volatility Managed Growth Portfolio)

1.3.17

Printed on recycled paper using soy or vegetable inks

Calvert Variable Products Portfolios

Prospectus dated May 1, 2016 as revised January 3, 2017